As filed with the Commission on February 5, 1999

                                                      1933 ACT FILE NO. 33-07404
                                                      1940 ACT FILE NO. 811-4760


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                       -----

      Pre-Effective Amendment No.         .............................

      Post-Effective Amendment No. 57 .................................  X
                                   ---                                 -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       -----

      Amendment No.   57  .............................................  X
                    ------                                             -----

                               BT INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-5000
                         (Registrant's Telephone Number)


Daniel O. Hirsch                          Copies To:  Burton M .Leibert, Esq.
One South Street                                      Willkie Farr & Gallagher
Baltimore, MD  21202                                  One Citicorp Center
(Name and Address of Agent for Service)               153 East 53rd Street
                                                      New York, New York  10022

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on __ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on ____ pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BT Investment Portfolios has also executed this Amendment to the Registration Statement.

                  Subject to Completion, Dated February 5, 1999


                               PROSPECTUS: [DATE]

                             BT MUTUAL FUNDS (LOGO)



                       INFORMATION ABOUT INVESTING IN THE
                              EUROPEAN EQUITY FUND


With the goal of achieving long-term capital appreciation through investment in the stocks and other equity securities of companies in developed European countries.


TRUST: BT INVESTMENT FUNDS

INVESTMENT ADVISER: BANKERS TRUST COMPANY


[LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.]

EUROPEAN EQUITY FUND

OVERVIEW OF THE EUROPEAN EQUITY FUND
         Goal
         Core Strategy
         Investment Policies and Strategies
         Principal Risks of Investing in the Fund
         Who Should Consider Investing in the Fund
         Annual Fund Operating Expenses

A DETAILED LOOK AT THE EUROPEAN EQUITY FUND
         Objective
         Strategy
         Principal Investments
         Investment Process
         Prior Performance of a Similar Portfolio
         Risks
         Management of the Fund
         Board of Trustees
         Investment Adviser and Sub-Adviser
         Portfolio Manager
         Calculating the Fund's Share Price
         Dividends and Distributions
         Tax Considerations
         Buying and Selling Fund Shares

OVERVIEW
OF THE EUROPEAN EQUITY FUND

GOAL: The Fund invests for long-term capital appreciation.

CORE STRATEGY: The Fund invests primarily in the stocks and other equity securities of companies in developed European countries.

INVESTMENT POLICIES AND STRATEGIES: The Fund invests all of its assets in a master portfolio with the same investment objective as the Fund. The Fund, through the master portfolio, seeks to achieve that objective by investing primarily in European companies. The Adviser looks for European investments that may not be appropriately priced by the market. In selecting investments, the Adviser attempts to identify investment trends or major social developments that are likely to have a positive impact on a company's technologies, products and services.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:


o Stocks that the Investment Adviser has selected could perform poorly in one or more of the countries in which the Fund has invested; or

o The stock market could perform poorly in one or more of the countries in which the Fund has invested.

Beyond the risks common to all stock investing, an investment in the Fund could also lose money or underperform alternative investments as a result of risks in the foreign countries in which the Fund invests:


o Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value;


o Accounting and financial reporting standards differ from those in the U.S. and could convey incomplete information when compared to information typically provided by U.S. companies; or

o The currency of the country in which the Fund invests may decrease in value relative to the U.S. dollar, which could affect the value of the investment to U.S. investors.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the European Equity Fund if you are seeking long-term capital appreciation. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept greater short-term fluctuation in the value of your investment than you would typically experience investing in bond or money market funds.


You should NOT consider investing in the European Equity Fund if you are pursuing a short-term financial goal, if you seek regular income or if you cannot tolerate fluctuations in the value of your investments.

The Fund by itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities not available to someone who invests in U.S. securities. The Fund provides access to European markets which can be less accessible to individual investors. The Fund offers investors an opportunity to invest in a region with various industries and in companies which may be undervalued because of economic or political changes. It is designed as a relatively low-cost means for you to diversify your investment portfolio. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.


[AN INVESTMENT IN THE EUROPEAN EQUITY FUND IS NOT A DEPOSIT OF BANKERS TRUST COMPANY OR ANY OTHER BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.]

ANNUAL FUND OPERATING EXPENSES
 (expenses paid from Fund assets)


The Annual Fees and Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the European Equity Fund.

Annual Fees and Expenses
                                                        percentage of average
                                                          daily net assets(1)
                                                          -------------------

             Management Fees                                       0.65%

             Distribution and Service (12b-1) Fees                  None

             Other Fund Operating Expenses                         1.20%

             Total Fund Operating Expenses                         1.85%

             Less: Fee Waivers or Expense Reimbursement           (0.35%)(2)

             NET EXPENSES                                          1.50%

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the period shown, the Fund's operating expenses remained the same over the periods shown and you sold your shares at the end of the period.

EXPENSE EXAMPLE(3)

                     1 year                3 years
                      $114                  $563

You may use this hypothetical example to compare the Fund's estimated expenses with other funds. The example represents an estimate of future returns or expenses. Your actual costs may be higher or lower.

-------------------
1 Information on the annual operating expenses reflects the expenses of both the Fund and the European Equity Portfolio, the master fund in which the European Equity Fund invests its assets. (A further discussion of the relationship between the Fund and the Portfolio appears in the "Organizational Structure" section of this prospectus.

2 Bankers Trust has agreed, for the period from the commencement of the Fund's operations through the four months following the Fund's fiscal year end of September 30, 1999, to waive its fees and reimburse expenses so that total expenses will not exceed 1.50%.

3 Based on expenses, after fee waivers and reimbursements for the first 9 months only.

A DETAILED LOOK
AT THE EUROPEAN EQUITY FUND

OBJECTIVE


The Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 65% of its total assets in the stocks and other equity securities of companies in developed European countries.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to capital appreciation, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.


STRATEGY


The Fund invests for the long term. We employ a strategy of growth at a reasonable price -- combining the best of "value" and "growth" investment approaches. This core philosophy involves identifying both undervalued medium and large capitalization stocks AND a catalyst that will realize the inherent value of the company in the relative near term.

We seek to identify companies in Europe that combine strong potential for earnings growth with reasonable investment value. Such companies typically exhibit increasing rates of profitability and cash flow, yet their share prices compare favorably to other stocks in a given market and to their peers. In evaluating stocks, we consider factors such as earnings per share and replacement value--the cost of replacing their physical assets at current prices. We further consider the relationship between these and other quantitative factors. Together, these indicators of growth and value may identify companies with improving prospects before the market in general has taken notice.

We will concentrate on various sub-markets within the region as they may benefit from a unified Europe. Within these sub-markets, we will assess various industries and selected companies within these industries in terms of the benefits they will receive from the impending structural changes within the region. We intend to use financial derivatives for efficient portfolio management. Applicable law currently permits unlimited use of futures and related options for bona fide hedging purposes. However, to the extent that the Fund engages in futures and options on futures transactions for non-hedging purposes, aggregate initial margin and premiums required to establish such positions may not exceed 5% of the Fund's net asset value.

[SIDEBAR: Financial derivatives are financial instruments whose value is based on another security.]



PRINCIPAL INVESTMENTS

The Fund will invest primarily in the developed countries of Europe -- United Kingdom, Germany, France, Switzerland, Netherlands, Sweden, Italy, Norway, Denmark, Finland and Spain -- but we have the discretion to invest in all countries within Europe. The Fund may also invest a portion of its assets in companies based in the emerging markets of Eastern Europe if we believe that their return potential more than compensates for the extra risks associated with these markets. Under normal market conditions, however, we do not consider investment in emerging markets a central element of the Fund's strategy.

INVESTMENT PROCESS

Company research lies at the heart of our investment process, as it does with many stock mutual funds. But our process brings an added dimension to this fundamental research. It draws on the insight of experts from a range of financial disciplines -- regional stock market specialists, global industry specialists, economists and quantitative analysts. They challenge, refine and amplify each other's ideas. Their close collaboration is a critical element of our investment process. We utilize a team approach to investing and believe strongly in fundamental analysis as a starting point to valuing a company.

Currency management is a critical part of global investment. Our specialist currency team will manage the Fund's currency strategy in an attempt to add value and manage risk by insulating the Fund against adverse currency movements.

Our analysis of trends and possible breaks with traditional patterns allows for the identification of investments which may not be appropriately priced by the market because changes in legislation, technological developments, industry rationalization or other structural shifts have created potential opportunities which the market has not yet discovered. Emphasis is placed on visiting companies and in-depth research of industries and regions. This involves identifying investment trends or major social developments that are likely to have a significant positive impact on certain technologies, products and services.

In choosing stocks and other equity securities, we consider a number of factors, including:


o     stock price relative to the company's rate of earnings growth;
o     valuation relative to other European companies and market averages;
o     the stock's currency denomination;
o     merger and acquisition trends; and
o trends related to the impact of the introduction of the new European currency, the "euro," on the finance, marketing and distribution strategies of European companies.



Though the Fund intends to diversify its investments across different countries, the Fund may invest a significant part of its assets in a single country. The Fund may invest in companies of any size, although most of its investments will be in large and mid-capitalization companies.

[SIDEBAR: Market capitalization is determined by the market price of a company's issued and outstanding common stock and is calculated by multiplying the number of shares a company has outstanding by the current market price of the company's shares. Generally, large capitalization companies have a market capitalization greater than $5 billion and mid-capitalization companies have a market capitalization between $1 billion and $5 billion.]


[Portfolio Turnover. The portfolio turnover rate measures the frequency that the Portfolio sells and replaces the value of its securities within a given period. We do not expect the Fund to have a high portfolio turnover rate.]

Prior Performance of a Composite Portfolio Managed by the same Adviser or Sub-Adviser. The information below compares the performance of a composite of funds (the "Related Funds") managed by the same investment team that manages the Fund. The investment objectives, policies and strategies of the Related Funds are substantially similar to those of the Fund, but the Related Funds are only offered to retail and institutional investors outside the United States. The Related Funds also differ from the Fund because:

o They are not subject to certain regulatory restrictions, including diversification and investment limitations and restrictions, to which the Fund is subject; and

o     Their performance is not adjusted by the fees and expenses the Fund pays.


These factors may affect the performance of the Fund and cause it to differ from that of the composite of the Related Funds.

Returns of the composite of the Related Funds are compared to the Morgan Stanley Capital International (MSCI) Europe (15) Net Accumulation Index. The Index is a passive model of combined national stock returns. It does not measure the costs of buying, holding and selling stock, which are reflected in the composite of the Related Funds.

[SIDEBAR: The MSCI Europe (15) Net Accumulation Index is a widely accepted benchmark of European stock performance. It is a model, not an actual portfolio. It covers stock markets in 15 European countries and tracks only those stocks within the markets that a non-resident national can buy and sell freely.]


AVERAGE ANNUAL RETURNS
(as of November 30, 1998)

                                                Annualized
                             -------------------------------------------------
                             1 year       3 years       5 years       10 years
                             ------       -------       -------       --------
    BT European
    Equity Composite         31.35%        26.28%        21.94%        18.98%

    MSCI Europe (15)
    Net Accumulation Index   27.65%        23.95%        19.81%        14.80%

Performance information for the Related Funds shows the combined performance of the Related Funds over various time periods. The funds were added to the composite either at their inception, ranging from 1986 through 1998, or at the time when BT Funds Management (International) Limited became the Investment Sub-Adviser, also from 1986 through 1998.

The performance of one of the Related Funds was converted into U.S. dollars from Australian dollars as of the last day of each month using the London Close exchange rate. The performance of another of the Related Funds was converted into U.S. dollars from Canadian dollars as of the last day of each month using the London Close exchange rate. The other two Related Funds are U.S. dollar denominated. Performance figures of the Index and the Related Funds reflect the reinvestment of all investment income, including dividends and capital gains.

The performance data represents the prior performance of the composite of the Related Funds, not the prior performance of the Fund, and should not be considered an indication of future performance of the Fund.

RISKS


BELOW WE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH INTERNATIONAL INVESTING, AS WELL AS INVESTING IN GENERAL, AND WE DETAIL OUR APPROACHES TO CONTAINING THEM. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE MAKE NO GUARANTEE THAT WE WILL SUCCEED.


PRIMARY RISKS


Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Stock Selection Risk. A risk that pervades all investing is the risk that the securities an investor has selected will not perform to expectations. To minimize this risk, we monitor each of the stocks in the Fund according to three basic quantitative criteria. We subject a stock to intensive review if:

o its rate of price appreciation begins to trail that of its national stock index;

o the financial analysts who track the stock reduce their estimates of the stock's future earnings; or

o the stock's price approaches the downside target we set when we first bought the stock (and may since have modified to reflect changes in market and economic conditions).

In this review, we seek to learn if the deteriorating performance accurately reflects deteriorating prospects or if, in our view, it merely reflects investor overreaction to temporary circumstances.

Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the Fund invests, we analyze countries and regions to try to anticipate these risks.


Information Risk. Financial reporting standards for companies based in foreign markets differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the Investment Adviser devotes much of its research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

Foreign Stock Market Risk. From time to time, foreign capital markets have exhibited more volatility than those in the United States. Trading stocks on some foreign exchanges is inherently more difficult than trading in the United States for reasons including:

o Liquidity Risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches our estimate of its value.

o Regulatory Risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

In an effort to reduce these foreign stock market risks, the Fund diversifies its investments, just as you may spread your investments among a range of securities so that a setback in one need not overwhelm your entire strategy. In this way, a reversal in one market or stock need not undermine the pursuit of long-term capital appreciation.

Currency Risk. The Fund invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the value of foreign securities or the U.S. dollar amount of income or gain received on these securities. The Investment Adviser's currency management team seeks to minimize this risk by actively managing the currency exposure of the Fund by hedging currencies that are likely to decline.

[SIDEBAR: Hedging is a strategy designed to offset investment risks. Hedging activities include the use of forward contracts and may include the use of other instruments. The Fund may use hedging activities to reduce risk and in no case will it acquire securities for hedging that would increase risk above the level associated with conventional investments.]

Euro Conversion Risk. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

         Although it is impossible to predict the impact of the conversion to the euro on the Fund, the risks may include:

o changes in the relative strength and value of the U.S. dollar or other major currencies;
o adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio;
o that the systems used to purchase and sell euro-denominated securities may not work;
o uncertainty about how existing financial contracts will be treated after euro implementation; and
o unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.

Exposure Risk. There is risk associated with certain investments (such as derivatives) or practices (such as short selling) that increase the amount of money the Fund could gain or lose on an investment. This exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.


To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Region Focus Risk. Focusing on a single country or region involves increased currency, political, regulatory and other risks. Market swings in the targeted country or region will be likely to have a greater effect on fund performance than they would in a more geographically diversified equity fund.

SECONDARY RISKS


Emerging Market Risk. To the extent that the Fund invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. For all these reasons, the Fund carefully limits and balances its commitment to these markets.


Small Company Risk. Although the Fund generally invests in the shares of large, well-established companies, it may occasionally take advantage of exceptional opportunities presented by smaller companies. Such opportunities pose unique risks, which we take into account in considering an investment. Small company stocks tend to experience steeper fluctuations in price -- down as well as up -- than the stocks of larger companies. A shortage of reliable information, the same information gap that creates opportunity in small company investing, can also pose added risk. Industrywide reversals have had a greater impact on small companies, since they lack a large company's financial resources. Small company managers typically have less experience coping with adversity or capitalizing on opportunity than their counterparts at larger companies.. Finally, small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.


Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgement of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.


Year 2000 Risk. As with most businesses, the Fund faces the risk that the computer systems of its Investment Adviser and other companies on which it relies for service or in which it invests will not accommodate the changeovers necessary from dates in the year 1999 to dates in the year 2000. These risks could adversely affect:

      o the companies in which the Fund invests, which could impact the value of the Fund's investments;

      o our ability to service your Fund account, including our ability to meet your requests to buy and sell Fund shares; and

      o our ability to trade securities held by the Fund or to accurately price securities held by the Fund.

We are working both internally and with our business partners and service providers to address this problem. If we - or our business partners, service providers, government agencies or other market participants - do not succeed, it could materially affect shareholder services or the value of the Fund's shares.

Temporary Defensive Position. We may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. We could place up to 100% of the Fund's assets in U.S. or foreign government money market investments, or other short-term bonds that offer comparable safety, if the situation warranted. To the extent we might adopt such a position and over the course of its duration, the Fund may not meet its goal of long-term capital appreciation.

MANAGEMENT OF THE FUND

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Adviser and Sub-Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company, with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's investment adviser. Bankers Trust will receive a fee of 0.65% of the Fund's average daily net assets for its services in the current fiscal year. As investment adviser, Bankers Trust makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. Bankers Trust has, in turn, vested day-to-day investment decision-making and implementation in a sub-adviser, the wholly owned entity BT Funds Management (International) Limited ("BTFMIL"). Responsibilities and advisory fees can be reallocated between the Investment Adviser and Sub-Adviser without obtaining shareholder approval.


As of December 31, 1998, Bankers Trust was the eighth largest bank holding company in the United States with total assets of approximately $156 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 96 offices in more than 43 countries.


Bankers Trust's officers bring wide experience to managing both the Fund and its Portfolio. The firm's own record dates back to its founding as a trust company in 1903. It has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. Today, the assets under its global management exceed $338 billion. The scope of the firm's capability is broad: It is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide. BTFMIL, a subsidiary of Bankers Trust with headquarters at Level 15, The Chifley Tower, 2 Chifley Square, Sydney, N.S.W. 2000 Australia, offers a decade of research and investing experience in European equities. It has developed a team dedicated exclusively to the European equity market discipline.

The Investment Adviser is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, as well as the approval of the Fund's Board of Trustees and the Fund's shareholders. If the transaction is approved and completed, Deutsche Bank AG, as the Investment Adviser's new parent company, will control the operations of the Investment Adviser. The Investment Adviser believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Portfolio Managers. The following portfolio managers are responsible for the day-to-day management of the master portfolio's investments:


CHRIS SELTH, Managing Director of Bankers Trust and Co-Lead Manager of the Fund.

      o  Joined Bankers Trust in 1987.

      o  Head of International Equities, Sydney, Australia.

      o Previously responsible for European investments, specializing in finance, telecommunication and electronic sectors.

      o  Prior experience at QBE Insurance as Assistant to Group Treasurer.

      o  14 years of investment management experience.

      o  Honors degree in commerce from the University of Sydney, Australia.

CRISPIN MURRAY, Executive Vice President of Bankers Trust and Co-Lead Manager of the Fund.

      o  Joined Bankers Trust in 1994.

      o  Head of European Equities; Coordinator for BTFMIL's Global Banking
         Group.

      o Responsible for BT European Growth Fund and BT International Investment Series European Equity Fund.

      o Joined Bankers Trust as an investment analyst, specializing in banks, telecommunications, telecommunication equipment and media.

      o Prior experience at Equitable Life Assurance Society, United Kingdom, as Bond and Currency Analyst.

      o  9 years of investment management experience.

      o Honors degree in economics and human geography from Reading University, United Kingdom.

MICHAEL LEVY, Managing Director of Bankers Trust and Co-Lead Manager of the
Fund.

      o  Joined Bankers Trust in 1993.

      o Head of International Equities, U.S.; Co-lead Portfolio Manager of the BT International Equity Fund.

      o Bankers Trust international equity strategist, overseeing the design and implementation of the firm's proprietary stock selection process.

      o 27 years of business experience, 17 of them as an investment professional.

      o  Degrees in mathematics and geophysics from the University of Michigan.

Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust--or your broker or financial advisor--performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:


o  keeping accurate, up-to-date records for your individual Fund account;

o  implementing any changes you wish to make in your account information;

o  processing your requests for cash dividends and distributions from the Fund;

o answering your questions on the Fund's investment performance or administration;

o  sending proxy reports and updated prospectus information to you; and

o  collecting your executed proxies.

Brokers and financial advisors may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management or special trust or retirement-investment reporting.

Organizational Structure. The European Equity Fund is a "feeder fund" that invests all of its assets in a "master portfolio," the European Equity Portfolio. The Fund and the Master Portfolio have the same investment objective. The Master Portfolio is advised by Bankers Trust.

The Master Portfolio may accept investments from other feeder funds. The feeders bear the Master Portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the Master Portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

CALCULATING THE FUND'S SHARE PRICE
We calculate the daily price of the Fund's shares (also known as the "Net Asset Value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business.

[SIDEBAR: The Exchange is open every week Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.]

The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell Fund shares. Price changes in the securities the Fund owns may ultimately affect the price of Fund shares the next time the NAV is calculated.)


We value the securities in the Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees.


DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributions, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you elect to receive your distributions in cash.

TAX CONSIDERATIONS


The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by the Fund. You owe the taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:


Transaction                                      Tax status
-----------                                      ----------

Income dividends                                 Ordinary income

Short-term capital gains distributions           Ordinary income

Long-term capital gains distributions            Capital gains


Every year the Fund will send you information on the distributions for the previous year. In addition, if you sell your fund shares you may have a capital gain or loss.


Transaction                                      Tax status
-----------                                      ----------

Your sale of  shares owned more than one year    Capital gains or losses

Your sale of shares owned for one year or less   Gains treated as ordinary
                                                 income; losses are subject to
                                                 special rules.

The tax considerations for tax deferred accounts or non-taxable entities will be different.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

                         BUYING AND SELLING FUND SHARES


You can purchase or redeem shares in the Fund by mail, wire transfer or through an authorized broker or financial advisor. Contact your broker or financial advisor for details. You may also call the BT Service Center directly at 1-800-730-1313.


We may close your Fund account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value. In addition, if your sell order exceeds $250,000, we reserve the right to redeem it "in kind" with a pro-rata distribution of stocks actually held by the Fund, rather than in cash.

Your broker or financial advisor may charge transaction fees on the purchase and sale of Fund shares.

Exchange Privileges. You can exchange all or part of your shares for shares of another BT Mutual Fund up to four times a year without paying a fee. Before buying shares through an exchange you should be sure to get a copy of that fund's prospectus and read it carefully. Please note also that you may have to pay taxes on the shares you sell in the exchange.

Account Minimums. The Fund requires a minimum investment of $2,500 to open most accounts, $250 for subsequent investments, and a minimum balance of $1,000 to maintain them. The Fund requires a $500 minimum investment to open a retirement account and $100 for subsequent investments, but imposes no minimum balance. Automatic investment accounts, which credit money from your checking account to the purchase of Fund shares bi-weekly, monthly, quarterly, or semi-annually, call for a minimum $1,000 opening investment and at least $100 for each subsequent purchase of shares.


The Fund's Shareholder Guide and Statement of Additional Information contain complete information on buying and selling Fund shares and maintaining a Fund account. If you have not already received your free copy of the Shareholder Guide or wish to obtain a free copy of the Statement of Additional Information, please call the BT Service Center at 1-800-730-1313.

                                     xviii

[BACK COVER]

Bankers Trust (logo)

You can find more detailed information about the Fund in the current Statement of Additional Information, dated [DATE], which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information or if you have questions about investing in the Fund, write to us at:

                                   BT SERVICE CENTER
                                   P.O. BOX 419210
                                   KANSAS CITY, MO 64141-6210
or call our toll-free number:      1-800-730-1313.

You can find reports and other information about the Fund on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-800-SEC-0330.


You can find information about buying and selling shares in the Fund in the Shareholder Guide. If you have not already received a copy of the Guide, call the BT Service Center to obtain one free of charge.


European Equity Fund
BT Investment Fund
                                             [Product Code]
                                             811-4760
Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

                 Subject to Completion, Dated February 5, 1999


                               PROSPECTUS: [DATE]

                             BT MUTUAL FUNDS (LOGO)



                       INFORMATION ABOUT INVESTING IN THE
                               GLOBAL EQUITY FUND


With the goal of achieving long-term capital appreciation through investment in the stocks and other equity securities of companies in the world's developed markets, including the United States.


TRUST: BT INVESTMENT FUNDS

INVESTMENT ADVISER:
BANKERS TRUST COMPANY


[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

GLOBAL EQUITY FUND

OVERVIEW OF THE GLOBAL EQUITY FUND
         Goal
         Core Strategy
         Investment Policies and Strategies
         Principal Risks of Investing in the Fund
         Who Should Consider Investing in the Fund
         Annual Fund Operating Expenses

A DETAILED LOOK AT THE GLOBAL EQUITY FUND
         Objective
         Strategy
         Principal Investments
         Investment Process
         Risks
         Management of the Fund
         Board of Trustees
         Investment Adviser and Sub-Adviser
         Portfolio Manager
         Calculating the Fund's Share Price
         Dividends and Distributions
         Tax Considerations
         Buying and Selling Fund Shares

OVERVIEW
OF THE GLOBAL EQUITY FUND

GOAL: The Fund invests for long-term capital appreciation.

CORE STRATEGY: The Fund invests primarily in the stocks and other equity securities of companies in the world's developed markets, including the United States.

INVESTMENT POLICIES AND STRATEGIES: The Fund invests all of its assets in a master portfolio with the same investment objective as the Fund. The Fund, through the master portfolio, seeks to achieve that objective by investing primarily in companies in the world's developed markets. The Adviser looks for global investments that may not be appropriately priced by the market. In selecting investments, the Adviser attempts to identify investment trends or major social developments that are likely to have a positive impact on a company's technologies, products and services.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. For example:

o Stocks that the Investment Adviser has selected could perform poorly in one or more of the countries in which the Fund has invested; or

o The stock market could perform poorly in one or more of the countries in which the Fund has invested.

Beyond the risks common to all stock investing, an investment in the Fund could also lose money or underperform alternative investments as a result of risks in the foreign countries in which the Fund invests:

o Adverse political, economic or social developments could undermine the value of the Fund's investments or prevent the Fund from realizing their full value;

o Accounting and financial reporting standards differ from those in the U.S. and could convey incomplete information when compared to information typically provided by U.S. companies; and

o The currency of the country in which the Fund invests may decrease in value relative to the U.S. dollar, which could affect the value of the investment to U.S. investors.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Global Equity Fund if you are seeking long-term capital appreciation. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept greater short-term fluctuation in the value of your investment than you would typically experience investing in bond or money-market funds.

You should NOT consider investing in the Global Equity Fund if you are pursuing a short-term financial goal, if you seek regular income or if you cannot tolerate fluctuations in the value of your investments.

The Fund by itself does not constitute a balanced investment program. It can, however, afford exposure to investment opportunities not available to someone who invests in U.S. securities. The Fund provides access to foreign markets which can be less accessible to individual investors. It is designed as a relatively low-cost means for you to diversify your investment portfolio. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

[AN INVESTMENT IN THE GLOBAL EQUITY FUND IS NOT A DEPOSIT OF BANKERS TRUST COMPANY OR ANY OTHER BANK, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.]

                                     xxiii

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund.

Annual Fees and Expenses

                                                  percentage of average
                                                    daily net assets(1)
                                                    -------------------
             Management Fees                               0.75%

             Distribution and Service (12b-1) Fees         None

             Other Fund Operating Expenses                 1.20%

             Total Fund Operating Expenses                 1.95%

             Less: Fee Waivers or Expense Reimbursement   (0.55%)(2)

             NET EXPENSES                                  1.40%


Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same over the periods shown and you sold your shares at the end of the period.

EXPENSE EXAMPLE(3)

                     1 year                3 years
                      $106                  $575

You may use the hypothetical example to compare the Fund's estimated expenses with other funds. The example represents an estimate of future returns or expenses. Your actual costs may be higher or lower.

---------------------
1 Information on the annual operating expenses reflects the expenses of both the Fund and the Global Equity Portfolio, the master fund in which the Global Equity Fund invests its assets. (A further discussion of the relationship between the Fund and the Portfolio appears in the "Organizational Structure" section of this prospectus.)

2 Bankers Trust has agreed, for the period from the commencement of the Fund's operations through the four months following the Fund's fiscal year end of September 30, 1999, to waive its fees and reimburse expenses so that total expenses will not exceed 1.40%.

3 Based on expenses after fee waivers and reimbursements for the first 9 months only.
                                      xxiv

A DETAILED LOOK
AT THE GLOBAL EQUITY FUND

OBJECTIVE

The Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 65% of its total assets in the stocks and other equity securities of companies in the world's developed markets, including the United States.

The Fund invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. While we give priority to capital appreciation, we cannot offer any assurance of achieving this objective. The Fund's objective is not a fundamental policy. We must notify shareholders before we change it, but we do not require their approval to do so.

STRATEGY

The Fund invests for the long term. We employ a strategy of growth at a reasonable price -- combining the best of "value" and "growth" investment approaches. This core philosophy involves identifying both undervalued medium and large capitalization stocks AND a catalyst that will realize the inherent value of the company in the relative near term.

We seek to identify companies both within and outside the United States that combine strong potential for earnings growth with reasonable investment value. Such companies typically exhibit increasing rates of profitability and cash flow, yet their share prices compare favorably to other stocks in a given market and to their global peers. In evaluating stocks, we consider factors such as earnings per share and replacement value--the cost of replacing their physical assets at current prices. We further consider the relationship between these and other quantitative factors. Together, these indicators of growth and value may identify companies with improving prospects before the market in general has taken notice.

We intend to use financial derivatives for efficient portfolio management. Applicable law currently permits unlimited use of futures and related options for bona fide hedging purposes. However, to the extent that the Fund engages in futures and options on futures transactions for non-hedging purposes, aggregate initial margin and premiums required to establish such positions may not exceed 5% of the Fund's net asset value.

[SIDEBAR: Financial derivatives are financial instruments whose value is based on another security.]

PRINCIPAL INVESTMENTS

The Fund will invest primarily in the United States, Canada, the United Kingdom, Germany, France, Switzerland, Netherlands, Sweden, Hong Kong, Italy, Norway, Denmark, Finland and Spain, but we have the discretion to invest in any market throughout the world. The Fund may also invest a portion of its assets in companies based in the emerging markets of Latin America, the Middle East, Emerging Europe, Africa and Asia if we believe that their return potential more than compensates for the extra risks associated with these markets. Under normal market conditions, however, we do not consider investment in emerging markets a central element of the Fund's strategy.

INVESTMENT PROCESS

Company research lies at the heart of our investment process, as it does with many stock mutual funds. But our process brings an added dimension to this fundamental research. It draws on the insight of experts from a range of financial disciplines -- regional stock market specialists, global industry specialists, economists and quantitative analysts. They challenge, refine and amplify each other's ideas. Their close collaboration is a critical element of our investment process. We utilize a team approach to investing and believe strongly in fundamental analysis as a starting point to valuing a company.

Currency management is a critical part of global investment. Our specialist currency team will manage the Fund's currency strategy in an attempt to add value and manage risk by insulating the Fund against adverse currency movements.

Our analysis of trends and possible breaks with traditional patterns allows for the identification of investments which may not be appropriately priced by the market because changes in legislation, technological developments, industry rationalization or other structural shifts have created potential opportunities which the market has not yet discovered. Emphasis is placed on visiting companies and in-depth research of industries and regions. This involves identifying investment trends or major social developments that are likely to have a significant positive impact on certain technologies, products and services.

In choosing the stocks, we consider a number of factors, including:

o  stock price relative to the company's rate of earnings growth;
o valuation relative to other United States and international companies and market averages;
o  the stock's currency denomination;
o  merger and acquisition trends; and
o trends related to the impact of the introduction of the new European currency, the "euro," on the finance, marketing and distribution strategies of European companies.

Though the Fund intends to diversify its investments across different countries, the Fund may invest a significant part of its assets in a single country. The Fund may invest in companies of any size, although most of its investments will be in large and mid-capitalization companies.

[SIDEBAR: Market capitalization is determined by the market price of a company's issued and outstanding common stock and is calculated by multiplying the number of shares a company has outstanding by the current market price of the company's shares. Generally, large capitalization companies have a market capitalization greater than $5 billion and mid-capitalization companies have a market capitalization between $1 billion and $5 billion.]

[Portfolio Turnover. The portfolio turnover rate measures the frequency that the Portfolio sells and replaces the value of its securities within a given period. We do not expect the Fund to have a high portfolio turnover rate.]

RISKS

BELOW WE SET FORTH SOME OF THE PROMINENT RISKS ASSOCIATED WITH INTERNATIONAL INVESTING, AS WELL AS INVESTING IN GENERAL, AND WE DETAIL OUR APPROACHES TO CONTAINING THEM. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE MAKE NO GUARANTEE THAT WE WILL SUCCEED.

PRIMARY RISKS

Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market.

Stock Selection Risk. A risk that pervades all investing is the risk that the securities an investor has selected will not perform to expectations. To minimize this risk, we monitor each of the stocks in the Fund according to three basic quantitative criteria. We subject a stock to intensive review if:

o its rate of price appreciation begins to trail that of its national stock index;
o the financial analysts who track the stock reduce their estimates of the stock's future earnings; or
o the stock's price approaches the downside target we set when we first bought the stock (and may since have modified to reflect changes in market and economic conditions).

In this review, we seek to learn if the deteriorating performance accurately reflects deteriorating prospects or if, in our view, it merely reflects investor overreaction to temporary circumstances.

Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the Fund invests, we analyze countries and regions to try to anticipate these risks.

Information Risk. Financial reporting standards for companies based in foreign markets differ from those in the United States. Since the "numbers" themselves sometimes mean different things, the Investment Adviser devotes much of its research effort to understanding and assessing the impact of these differences upon a company's financial conditions and prospects.

                                     xxvii

Foreign Stock Market Risk. From time to time, foreign capital markets have exhibited more volatility than those in the United States. Trading stocks on some foreign exchanges is inherently more difficult than trading in the United States for reasons including:

o Liquidity Risk. Stocks that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active stocks. This liquidity risk is a factor of the trading volume of a particular stock, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than the U.S. market. This can make buying and selling certain shares more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In certain situations, it may become virtually impossible to sell a stock in an orderly fashion at a price that approaches our estimate of its value.

o Regulatory Risk. Some foreign governments regulate their exchanges less stringently, and the rights of shareholders may not be as firmly established.

In an effort to reduce these foreign stock market risks, the Fund diversifies its investments, just as you may spread your investments among a range of securities so that a setback in one need not overwhelm your entire strategy. In this way, a reversal in one market or stock need not undermine the pursuit of long-term capital appreciation. Currency Risk. The Fund invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the value of foreign securities or the U.S. dollar amount of income or gain received on these securities. The Investment Adviser's currency management team seeks to minimize this risk by actively managing the currency exposure of the Fund by hedging currencies that are likely to decline.

[SIDEBAR: Hedging is a strategy designed to offset investment risks. Hedging activities include the use of forward contracts and may include the use of other instruments. The Fund may use hedging activities to reduce risk and in no case will it acquire securities for hedging that would increase risk above the level associated with conventional investments.]

Exposure Risk. There is risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the Fund could gain or lose on an investment. This exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

                                     xxviii

SECONDARY RISKS

Emerging Market Risk. To the extent that the Fund does invest in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. For all these reasons, the Fund carefully limits and balances its commitment to these markets.

Small Company Risk. Although the Fund generally invests in the shares of large, well-established companies, it may occasionally take advantage of exceptional opportunities presented by smaller companies. Such opportunities pose unique risks, which we take into account in considering an investment. Small company stocks tend to experience steeper fluctuations in price -- down as well as up -- than the stocks of larger companies. A shortage of reliable information, the same information gap that creates opportunity in small company investing, can also pose added risk. Industrywide reversals have had a greater impact on small companies, since they lack a large company's financial resources. Small company managers typically have less experience coping with adversity or capitalizing on opportunity than their counterparts at larger companies. Finally, small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

Euro Conversion Risk. On January 1, 1999, eleven countries of the European Economic and Monetary Union (EMU) began implementing a plan to replace their national currencies with a new currency, the euro. Full conversion to the euro is slated to occur by July 1, 2002.

         Although it is impossible to predict the impact of the conversion to the euro on the Fund, the risks may include:

o changes in the relative strength and value of the U.S. dollar or other major currencies;

o adverse effects on the business or financial condition of European issuers that the Fund holds in its portfolio;

o that the systems used to purchase and sell euro-denominated securities may not work;

o uncertainty about how existing financial contracts will be treated after euro implementation; and

o  unpredictable effects on trade and commerce generally.

These and other factors could increase volatility in financial markets worldwide and could adversely affect the value of securities held by the Fund.

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgement of the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

Year 2000 Risk. As with most businesses, the Fund faces the risk that the computer systems of its Investment Adviser and other companies on which it relies for service or in which it invests will not accommodate the changeovers necessary from dates in the year 1999 to dates in the year 2000. These risks could adversely affect:

o the companies in which the Fund invests, which could impact the value of the Fund's investments;

o our ability to service your Fund account, including our ability to meet your requests to buy and sell Fund shares; and

o our ability to trade securities held by the Fund or to accurately price securities held by the Fund.

We are working both internally and with our business partners and service providers to address this problem. If we - or our business partners, service providers, government agencies or other market participants - do not succeed, it could materially affect shareholder services or the value of the Fund's shares.

Temporary Defensive Position. We may from time to time adopt a temporary defensive position in response to extraordinary adverse political, economic or stock market events. We could place up to 100% of the Fund's assets in U.S. or foreign government money market investments, or other short-term bonds that offer comparable safety, if the situation warranted. To the extent we might adopt such a position and over the course of its duration, the Fund may not meet its goal of long-term capital appreciation.


MANAGEMENT OF THE FUND

Board of Trustees. The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all the Fund's activities on their behalf.

Investment Adviser and Sub-Adviser. Under the supervision of the Board of Trustees, Bankers Trust Company, with headquarters at 130 Liberty Street, New York, NY 10006, acts as the Fund's investment adviser. Bankers Trust will receive a fee of 0.75% of the Fund's average daily net assets for its services in the current fiscal year. As investment adviser, Bankers Trust makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. Bankers Trust has, in turn, vested day-to-day investment decision-making and implementation in a sub-adviser, the wholly owned entity BT Funds Management (International) Limited ("BTFMIL"). Responsibilities and advisory fees can be reallocated between the Investment Adviser and Sub-Adviser without obtaining shareholder approval.

As of December 31, 1998, Bankers Trust was the eighth largest bank holding company in the United States with total assets of approximately $156 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 96 offices in more than 43 countries.

Bankers Trust's officers bring wide experience to managing both the Fund and its Portfolio. The firm's own record dates back to its founding as a trust company in 1903. It has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. Today, the assets under its global management exceed $338 billion. The scope of the firm's capability is broad: It is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide. BTFMIL, a subsidiary of Bankers Trust with headquarters at Level 15, The Chifley Tower, 2 Chifley Square, Sydney, N.S.W. 2000 Australia, offers a decade of research and investing experience in global equities. It has developed a team dedicated exclusively to the global equity market discipline.

The Investment Adviser is a wholly owned subsidiary of Bankers Trust Corporation. On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, as well as the approval of the Fund's Board of Trustees and the Fund's shareholders. If the transaction is approved and completed, Deutsche Bank AG, as the Investment Adviser's new parent company, will control the operations of the Investment Adviser. The Investment Adviser believes that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

Portfolio Managers. The following portfolio managers are responsible for the day-to-day management of the master portfolio's investments:

MICHAEL LEVY, Managing Director of Bankers Trust and Co-Lead Manager of the
Fund.

      o  Joined Bankers Trust in 1993.

      o Head of International Equities, U.S.; Co-lead Portfolio Manager of the BT International Equity Fund.

      o Bankers Trust international equity strategist, overseeing the design and implementation of the firm's proprietary stock selection process.

      o 27 years of business experience, 17 of them as an investment professional.

      o  Degrees in mathematics and geophysics from the University of Michigan.

ROBERT L. REINER, Managing Director of Bankers Trust and Co-Lead Manager of the Fund.

      o  Joined Bankers Trust in 1994.

      o  Co-lead Portfolio Manager, BT International Equity Fund.

      o  Specializes in Japanese and European stock and market analysis.

      o Served as a Senior Financial Analyst at Scudder, Stevens & Clark from 1993 to 1994.

      o Previously served as Vice President and Senior Analyst at Sanford C. Bernstein & Co.

      o  17 years of investment research experience.

      o  Degrees from the University of Southern California and Harvard
         University.


CHRIS SELTH, Managing Director of Bankers Trust and Co-Lead Manager of the Fund.

      o  Joined Bankers Trust in 1987.

      o  Head of International Equities, Sydney, Australia.

      o Previously responsible for European investments, specializing in finance, telecommunication and electronic sectors.

      o  Prior experience at QBE Insurance as Assistant to Group Treasurer.

      o  14 years of investment management experience.

      o  Honors degree in commerce from the University of Sydney, Australia.

OTHER SERVICES. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Fund. In addition, Bankers Trust--or your broker or financial advisor--performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:


      o  keeping accurate, up-to-date records for your individual Fund account;

      o  implementing any changes you wish to make in your account information;

      o processing your requests for cash dividends and distributions from the Fund;

      o answering your questions on the Fund's investment performance or administration;

      o  sending proxy reports and updated prospectus information to you; and

      o  collecting your executed proxies.

Brokers and financial advisors may charge additional fees to investors only for those services not otherwise included in the Bankers Trust servicing agreement, such as cash management or special trust or retirement-investment reporting.

Organizational Structure. The Global Equity Fund is a "feeder fund" that invests all of its assets in a "master portfolio," the Global Equity Portfolio. The Fund and the Master Portfolio have the same investment objective.
The Master Portfolio is advised by Bankers Trust.

The Master Portfolio may accept investments from other feeder funds. The feeders bear the Master Portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the Master Portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

                                     xxxii

CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of the Fund's shares (also known as the "Net Asset Value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the Exchange every day the New York Stock Exchange is open for business.

[SIDEBAR: The Exchange is open every week Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.]

The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding. (Note that prices for securities that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell Fund shares. Price changes in the securities the Fund owns may ultimately affect the price of Fund shares the next time the NAV is calculated.)

We value the securities in the Fund at their stated market value if price quotations are available. When price quotations for a particular security are not readily available, we determine their value by the method that most accurately reflects their current worth in the judgment of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gains distributions, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you elect to receive your distributions in cash.

                                     xxxiii

TAX CONSIDERATIONS

The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by the Fund. You owe the taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:

Transaction                                          Tax status
-----------                                          ----------

Income dividends                                     Ordinary income

Short-term capital gains distributions               Ordinary income

Long-term capital gains distributions                Capital gains

Every year the Fund will send you information on the distributions for the previous year. In addition, if you sell your fund shares you may have a capital gain or loss.

Transaction                                          Tax status
-----------                                          ----------

Your sale of  shares owned more than one year        Capital gains or losses

Your sale of shares owned for one year or less       Gains treated as ordinary
                                                     income; losses are subject
                                                     to special rules.

The tax considerations for tax deferred accounts or non-taxable entities will be different.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

                                     xxxiv

BUYING AND SELLING FUND SHARES

You can purchase or redeem shares in the Fund by mail, wire transfer or through an authorized broker or financial advisor. Contact your broker or financial advisor for details. You may also call the BT Service Center directly at 1-800-730-1313.

We may close your Fund account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value. In addition, if your sell order exceeds $250,000, we reserve the right to redeem it "in kind" with a pro-rata distribution of stocks actually held by the Fund, rather than in cash.

Your broker or financial advisor may charge transaction fees on the purchase and sale of Fund shares.

Exchange Privileges. You can exchange all or part of your shares for shares of another BT Mutual Fund up to four times a year without paying a fee. Before buying shares through an exchange you should be sure to get a copy of that fund's prospectus and read it carefully. Please note also that you may have to pay taxes on the shares you sell in the exchange.

Account Minimums. The Fund requires a minimum investment of $2,500 to open most accounts, $250 for subsequent investments, and a minimum balance of $1,000 to maintain them. The Fund requires a $500 minimum investment to open a retirement account and $100 for subsequent investments, but imposes no minimum balance. Automatic investment accounts, which credit money from your checking account to the purchase of Fund shares bi-weekly, monthly, quarterly, or semi-annually, call for a minimum $1,000 opening investment and at least $100 for each subsequent purchase of shares.

The Fund's Shareholder Guide and Statement of Additional Information contain complete information on buying and selling Fund shares and maintaining a Fund account. If you have not already received your free copy of the Shareholder Guide or wish to obtain a free copy of the Statement of Additional Information, please call the BT Service Center at 1-800-730-1313.

[BACK COVER]

Bankers Trust (logo)

You can find more detailed information about the Fund in the current Statement of Additional Information, dated [DATE], which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information or if you have questions about investing in the Fund, write to us at:

                                            BT SERVICE CENTER
                                            P.O. BOX 419210
                                            KANSAS CITY, MO 64141-6210
or call our toll-free number:               1-800-730-1313.

You can find reports and other information about the Fund on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-800-SEC-0330.

You can find information about buying and selling shares in the Fund in the Shareholder Guide. If you have not already received a copy of the Guide, call the BT Service Center to obtain one free of charge.

Global Equity Fund
BT Investment Fund                          [Product Code]
                                            811-4760
Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101

                                     xxxvi

                  SUBJECT TO COMPLETION, DATED FEBRUARY 5, 1999


                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL __, 1999

BT INVESTMENT FUNDS

o  EUROPEAN EQUITY FUND
o  GLOBAL EQUITY FUND

BT Investment Funds (the "Trust") is an open-end management investment company (mutual fund) comprised of several funds. The shares of European Equity Fund and Global Equity Fund (each, a "Fund" and together the "Funds") are described herein. Each of the Funds is a separate series of the Trust.

Unlike other mutual funds, the Trust seeks to achieve the investment objective of each Fund by investing all the investable assets ("Assets") of the Fund in a diversified open-end management investment company having the same investment objectives as the Fund. These investment companies (or a series thereof) are, respectively, European Equity Portfolio and Global Equity Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a subtrust of BT Investment Portfolios.

Shares of each Fund are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's Distributor, to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolios' Adviser ("Adviser"), and to clients and customers of other organizations. As appropriate, references to the Adviser herein apply to any sub-investment adviser that may have day-to-day investment management responsibility of a Portfolio.

The Trust's Prospectuses for each Fund dated April __ , 1999, provide the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with that Fund's Prospe r copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Bankers Trust service agent ("Service Agent"). Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Trust's Prospectuses.


                              BANKERS TRUST COMPANY

             INVESTMENT ADVISER OF THE PORTFOLIOS AND ADMINISTRATOR

                             ICC DISTRIBUTORS, INC.

                                   DISTRIBUTOR

                               Two Portland Square

                              Portland, Maine 04101
                                 (800) 730-1313

                                     xxxvii

                                TABLE OF CONTENTS

                                                                            PAGE

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS..........................

         Investment Objectives............................................

         Investment Policies..............................................

         Additional Risk Factors..........................................

         Investment Restrictions..........................................

         Portfolio Transactions and Brokerage Commissions.................

PERFORMANCE INFORMATION...................................................

         Standard Performance Information.................................

         Comparison of Fund Performance...................................

         Prior Performance of Similar Funds...............................

         Economic and Market Information..................................

VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND................

         Valuation of Securities..........................................

         Purchases of Shares..............................................

                  MINIMUM INVESTMENTS.....................................

                  ADDITIONAL INFORMATION ABOUT BUYING SHARES..............

         Redemption of Shares.............................................

                  ADDITIONAL INFORMATION ABOUT SELLING SHARES.............

                  INVESTOR SERVICES.......................................

                  INFORMATION SERVICES....................................

                  EXCHANGE PRIVILEGE......................................

                  SYSTEMATIC PROGRAMS.....................................

                  TAX-SAVING RETIREMENT PLANS.............................

         Redemptions and Purchases in Kind................................

         Trading in Foreign Securities....................................


                                    xxxviii

MANAGEMENT OF THE TRUST AND THE PORTFOLIOS................................

         Trustees of the Trust............................................

         Trustees of the Portfolios.......................................

         Officers of the Trust and Portfolios.............................

         Investment Adviser...............................................

         Sub-Investment Adviser...........................................

         Administrator....................................................

         Distributor......................................................

         Service Agent....................................................

         Custodian and Transfer Agent.....................................

         Use of Name......................................................

         Banking Regulatory Matters.......................................

         Counsel and Independent Accountants..............................

ORGANIZATION OF THE TRUST.................................................

TAXATION..................................................................

         Dividends and Distributions......................................

         Taxation of the Funds............................................

         Taxation of the Portfolios.......................................

         Sale of Shares...................................................

         Backup Withholding...............................................

         Foreign Shareholders.............................................

         Other Taxation...................................................

FINANCIAL STATEMENTS......................................................

APPENDIX..................................................................


                                     xxxix

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

INVESTMENT OBJECTIVES

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective.

EUROPEAN EQUITY FUND'S investment objective is long-term capital appreciation. Under normal circumstances, the Fund invests at least 65% of its total assets in the stocks and other equity securities of companies in developed European countries.

GLOBAL EQUITY FUND'S investment objective is long-term capital appreciation. Under normal circumstances, the Fund invests at least 65% of its total assets in the stocks and other equity securities of companies in the world's developed markets, including the United States.

INVESTMENT POLICIES

Each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Portfolio. The Trust may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of each Fund will correspond directly to those of the corresponding Portfolio, the following is a discussion of the various investments of and techniques employed by each Portfolio.

EQUITY SECURITIES. As used herein, "equity securities" are defined as common stock, preferred stock, trust or limited partnership interests, rights and warrants, sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs") and convertible securities(consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

WARRANTS. Warrants are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.

ADRS, GDRS AND EDRS. ADRs, GDRs and EDRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S., international and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.

DERIVATIVES. Each Portfolio may invest in various instruments that are commonly known as "derivatives." Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some derivatives such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is also a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Portfolios. The use of derivatives for non-hedging purposes may be considered speculative.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission the (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Portfolios may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolios, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board will monitor trading activity in restricted securities.

The Adviser will monitor the liquidity of Rule 144A securities in the Porfolios' under the supervision of the Portfolios' Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). If institutional trading in restricted securities were to decline, the liquidity of the Portfolios could be adversely affected.

DEBT SECURITIES. Although not a principal investment, each Portfolio may invest in debt securities. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

The Portfolios expect to invest in debt securities in one of the top four rating categories by Standard & Poor's Ratings Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by the Adviser at its sole discretion.

CONVERTIBLE SECURITIES. A convertible security is a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream--generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security--a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

PREFERRED STOCK. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, for example common stock, at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody's although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for a Portfolio. The Adviser expects, however, that generally the preferred stocks in which a Portfolio invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Adviser. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

U.S. GOVERNMENT SECURITIES. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

SHORT-TERM INSTRUMENTS. Each Portfolio intends to stay invested in the securities described herein to the extent practical in light of its objective and long-term investment perspective. However, each Portfolio may invest up to 35% of its total assets in high quality short-term investments with remaining maturities of 397 days or less, or in money market mutual funds, to meet anticipated redemptions and expenses for day-to-day operating purposes and up to 100% of its total assets when, in the Adviser's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets. When a Portfolio experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Portfolio's investment objective, which are unavailable in sufficient quantities or at attractive prices, each Portfolio may invest in short-term instruments for a limited time pending availability of such portfolio securities. Short-term instruments consist of U.S. or non-U.S.: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time a Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies.

CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

SOVEREIGN AND SUPRANATIONAL DEBT OBLIGATIONS. Debt instruments issued or guaranteed by foreign governments, agencies, and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk, and may be in default or present the risk of default. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Lower-quality foreign government debt securities are often considered to be speculative and involve greater risk of default or price changes, or they may already be in default. These risks are in addition to the general risks associated with foreign securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuations during this period and no income accrues to the Portfolio until settlement takes place. Each Portfolio identifies, as part of a segregated account, cash or liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolios will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolios may be disadvantaged.

LENDING OF PORTFOLIO SECURITIES. Each Portfolio has the authority to lend up to 30% of the total value of its portfolio securities to brokers, dealers and other financial organizations. These loans must be secured continuously by cash or securities issued or guaranteed by the United States government, its agencies or instrumentalities or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. The Portfolios will not lend securities to Bankers Trust, ICC Distributors or their affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities. Cash collateral may be invested in a money market fund managed by Bankers Trust (or its affiliates) and Bankers Trust may serve as a Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

REPURCHASE AGREEMENTS In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price at a future date. Delays or losses could result if the other party to the agreement defaults or becomes insolvent. A repurchase agreement is considered a collateralized loan under the Investment Company Act of 1940, as amended ("1940 Act").

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its assets. A reverse repurchase agreement is a form of borrowing and will be counted toward a Portfolio's borrowing restrictions.

INVESTMENT COMPANIES. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by a Portfolio may be made through investment in other registered investment companies that in turn are authorized to invest in the securities of such countries. Investments in other investment companies may also be made for other purposes, such as noted above under "Short-Term Instruments," are limited in amount by the 1940 Act (except each Portfolio may exceed the applicable percentage limits to the extent permitted by an exemptive order of the SEC), and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses.

OPTIONS ON SECURITIES. A Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

When a Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

A Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio, may make a "closing sale transaction" which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

A Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's holdings. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

A Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with which the Portfolio enters into such options transactions under the general supervision of the Portfolios' Trustees. Unless the Trustees conclude otherwise, each Portfolio intends to treat OTC options as not readily marketable and therefore subject to each Portfolio's 15% limitation on investment in illiquid securities.

OPTIONS ON SECURITIES INDICES. In addition to options on securities, each Portfolio may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. A Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Portfolio's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

OPTIONS ON FOREIGN SECURITIES INDICES. Each Portfolio may purchase and write put and call options on foreign stock indices listed on domestic and foreign stock exchanges. The Portfolios may also purchase and write OTC options on foreign stock indices. These OTC options would be subject to the same liquidity and credit risks noted below with respect to OTC options on foreign currencies. A stock index fluctuates with changes in the market values of the stocks included in the index.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be met.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

To the extent permitted by U.S. federal or state securities laws, either Portfolio may invest in options on foreign stock indices in lieu of direct investment in foreign securities. The Portfolios may also use foreign stock index options for hedging purposes.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Portfolios of options on stock indices will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

CURRENCY EXCHANGE TRANSACTIONS. Because each Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, a Portfolio from time to time may enter into currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Portfolio either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

FORWARD CURRENCY EXCHANGE CONTRACTS. A forward currency exchange contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks and brokerages) and their customers. A forward currency exchange contract may not have a deposit requirement and may be traded at a net price without commission. Each Portfolio maintains with its custodian a segregated account of cash or liquid securities in an amount at least equal to its obligations under each forward currency exchange contract. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of a Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Each Portfolio may enter into currency hedging transactions in an attempt to protect against changes in currency exchange rates between the trade and settlement dates of specific securities transactions or changes in currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Adviser's long-term investment decisions, a Portfolio will not routinely enter into currency hedging transactions with respect to security transactions; however, the Adviser believes that it is important to have the flexibility to enter into currency hedging transactions when it determines that the transactions would be in a Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event a Portfolio's ability to utilize forward contracts may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts. The use of currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject a Portfolio to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Portfolio may not always be able to enter into currency forward contracts at attractive prices and this will limit the Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Portfolio's assets that are the subject of such cross-hedges are denominated.

OPTIONS ON FOREIGN CURRENCIES. Each Portfolio may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, a Portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates, although in the event of exchange rate movements adverse to a Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase a call option on a foreign currency when the Adviser anticipates that the currency will appreciate in value.

Each Portfolio may write options on foreign currencies for the same types of hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

Each Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by a Portfolio is "covered" if the Portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash or securities acceptable to the broker in a segregated account with its custodian.

Each Portfolio also may write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Portfolio collateralizes the option by maintaining in a segregated account with its Custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time. If a Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. Each Portfolio pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. In some circumstances, the Portfolio's ability to terminate OTC options may be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC options transactions will not fulfill their obligations. Each Portfolio intends to treat OTC options as not readily marketable and therefore subject to each Portfolio's 15% limit on investment in illiquid securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.

GENERAL. The successful use of futures contracts and options thereon draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

FUTURES CONTRACTS. Futures contracts are contracts to purchase or sell a fixed amount of an underlying instrument, commodity or index at a fixed time and place in the future. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and clear through their clearing corporations. A Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies, or financial indices including any index of U.S. government securities, foreign government securities or corporate debt securities. A Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. A Portfolio may also enter into futures contracts which are based on bonds issued by governments other than the U.S. government. Futures contracts on foreign currencies may be used to hedge against securities that are denominated in foreign currencies.

At the same time a futures contract is entered into, a Portfolio must allocate cash or securities as a deposit payment ("initial margin"). Initial margin deposits are set by exchanges and may range between 1% and 10% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

Although futures contracts (other than those that settle in cash, such as index futures) by their terms call for the actual delivery or acquisition of the instrument underlying the contract, in most cases the contractual obligation is fulfilled by offset before the date of the contract without having to make or take delivery of the instrument underlying the contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position in the identical futures contract on the commodities exchange on which the futures contract was entered into (or a linked exchange). Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the instrument underlying the contract. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it enters into futures contracts.

The purpose of entering into a futures contract, if the Portfolio holds or intends to acquire fixed-income securities, is to attempt to protect the Portfolio from fluctuations in interest rates without actually buying or selling fixed-income securities . For example, if interest rates were expected to increase, the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt security in the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the net asset value of the Portfolio from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

The assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash or securities acceptable to the broker from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts. The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on most participants entering into offsetting transactions rather than making or taking delivery. To the extent that many participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin lending requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate or currency exchange rate trends by the Adviser may still not result in a successful transaction.

OPTIONS ON FUTURES CONTRACTS. Each Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. For example, when a Portfolio is not fully invested it may purchase a call option on an interest rate sensitive futures contract to hedge against a potential price increase in debt securities due to declining interest rates. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Portfolio may purchase a put option on an interest rate sensitive futures contract to hedge its portfolio against the risk of a decline in the price of debt securities due to rising interest rates.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of portfolio securities which are the same as or correlate with the security or currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract may constitute a partial hedge against increasing prices of intended portfolio securities which are the same or correlate with the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

FUTURES CONTRACTS ON DOMESTIC AND FOREIGN SECURITIES INDICES. Each Portfolio may enter into futures contracts providing for cash settlement based upon changes in the value of an index of domestic or foreign securities. This investment technique may be used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio.

When used for hedging purposes, each transaction in futures contracts on a securities index involves the establishment of a position which the Adviser believes will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of the futures contract may not be achieved or a loss may be realized.

Although futures contracts on securities indices would be entered into for hedging purposes only, such transactions do involve certain risks. These risks include a lack of correlation between the futures contract and the securities market being hedged, and incorrect assessments of market trends which may result in poorer overall performance than if a futures contract had not been entered into.

ASSET COVERAGE. To assure that a Portfolio's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, a Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating with the Portfolio's Custodian or futures commission merchant liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

INVESTMENT RESTRICTION ON FUTURES TRANSACTIONS. In compliance with current CFTC regulations, a Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio (other than those entered into for bona fide hedging purposes) would exceed 5% of the Portfolio's net asset value, after taking into account unrealized profits and unrealized losses on any such contracts.


ADDITIONAL RISK FACTORS

In addition to the risks discussed above, each Portfolio's investments may be subject to the following risk factors:


FOREIGN SECURITIES. Each Portfolio will under normal market conditions invest a significant portion of its assets in foreign securities. Investors should realize that investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Investors should realize that the value of a Portfolio's foreign investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition or (or change in) exchange control or tax regulations in foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect a Portfolio's operations, Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency or balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the Untied States. Any foreign investments made by a Portfolio must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of the net assets of a Portfolio as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. In order to protect against uncertainty in the level of future foreign currency exchange rates, a Portfolio is also authorized to enter into certain foreign exchange transactions. Furthermore, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. The settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. Finally, there may be less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange, Inc. (the "NYSE"). Accordingly, a Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Portfolio normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.


EMERGING MARKETS. Each Portfolio may invest up to 35% of its total assets in securities of companies located in emerging markets. The risks involved when investing in emerging markets are of a nature generally not encountered when investing in securities traded on major international markets.

The world's industrialized markets generally include but are not limited to the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States; the world's emerging markets generally include but are not limited to the following: Argentina, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, the Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Malaysia, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Peru, the Philippines, Poland, Romania, Russia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe.

Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in the above section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Portfolio's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; (iv) accounting, auditing and financial reporting standards applicable can be less demanding than the levels acceptable in the United States which can result in incomplete company information; and (v) in the case of Eastern Europe, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

Although external debt in most emerging markets is generally falling, it remains at high levels. This acts as a depressant on economic growth and limits access to global savings. As a result, many emerging markets are reliant on foreign capital inflows for fund development. During periods of uncertainty, foreign capital may be withdrawn from these economies, causing financial market weakness.

Investments in certain countries may require government approval which may restrict the size and nature of investments. These restrictions may limit a Portfolio's access to certain emerging markets. Additionally, the Adviser may be required to obtain government consent to redeem a Portfolio's capital and profits. Therefore, a Portfolio could encounter delays or refusals to grant permission for money to be removed from the country. This could impact the amount of cash available to meet shareholder redemptions.

In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Portfolio due to subsequent declines in the value of the security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

It should be noted that developments affecting emerging market investments cannot always be foreseen. Therefore, a shareholder may find it difficult to protect their investments against risk.

FOREIGN SECURITIES: SPECIAL CONSIDERATIONS CONCERNING CENTRAL AND EASTERN EUROPE. The Portfolios may invest in foreign securities issued by Central and Eastern European countries. Investments in companies domiciled in Eastern European countries may be subject to potentially greater risks than those of other foreign issuers. These risks include: (i) potentially less social, political and economic stability; (ii) the small current size of the markets for such securities and the low volume of trading, which result in less liquidity and in greater price volatility; (iii) certain national policies which may restrict a Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries, or in the Commonwealth of Independent States (consisting of the Republics of the former Union of Soviet Socialist Republics).

The economic situation remains difficult for Eastern European countries in transition from central planning, following what has already been a sizable decline in output. The contraction now appears to be bottoming out in parts of Eastern Europe. Following three successive years of output declines, there are preliminary indications of a turnaround in the former Czech and Slovak Federal Republic, Hungary and Poland; growth in private sector activity and strong exports now appear to have contained the fall in output. A number of their governments, including those of Hungary and Poland, are currently implementing or considering reforms directed at political and economic liberalization, including efforts to foster multi-party political systems, decentralize economic planning, and a move toward free-market economies. But key aspects of the reform and stabilization efforts have not yet been fully implemented, and there remain risks of policy slippage. At present, no Eastern European country has a developed stock market, but Poland, Hungary and the Czech Republic have small securities markets in operation.

In many other countries of the region, output losses have been even larger. These declines reflect the adjustment difficulties during the early stages of the transition, high rates of inflation, the compression of imports, disruption in trade among the countries of the former Soviet Union, and uncertainties about the reform process itself. Large-scale subsidies are delaying industrial restructuring and are exacerbating the fiscal situation. A reversal of these adverse factors is not anticipated in the near term, and output is expected to decline further in most of these countries. In the Russian Federation and most other countries of the former Soviet Union, economic conditions are of particular concern because of economic instability due to political unrest and armed conflicts in many regions. Further, no accounting standards exist in Eastern European countries. Although certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to each Fund's shareholders.

OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by a Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as principals, although foreign currency options are also traded on certain national securities exchanges such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments.

Forward contracts and options on foreign currencies traded over-the-counter involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

RISKS OF INVESTING IN MEDIUM- AND SMALL-CAPITALIZATION STOCKS. Historically, medium- and small-capitalization stocks have been more volatile in price than larger-capitalization stocks. Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of medium- and small-size companies to changing economic conditions. In addition to exhibiting greater volatility, medium- and small-size company stocks may fluctuate independently of larger company stocks. Medium- and small-size company stocks may decline in price as large company stocks rise, or rise in prices as large company stocks decline.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its Assets in the corresponding Portfolio, a separate registered investment company with the same investment objective as the corresponding Fund. Therefore, an investor's interest in the corresponding Portfolio's securities is indirect. In addition to selling a beneficial interest to the corresponding Fund, each Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of a Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in each Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in each Portfolio is available from Bankers Trust at 1-800-730-1313.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in a Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the corresponding Portfolio.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the corresponding Portfolio.

RATING SERVICES. The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether a Portfolio should continue to hold the obligation. A description of the ratings is included in the Appendix herein.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES. The following investment restrictions are "fundamental policies" of each Fund and each Portfolio and may not be changed with respect to each Fund or Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI, means, with respect to each Fund (or Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the corresponding Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

As a matter of fundamental policy, no Portfolio (or Fund) may (except that no investment restriction of a Fund shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

         (1)  borrow money or mortgage or hypothecate assets of the Portfolio
              (Fund), except that it may borrow money for temporary or emergency purposes in an amount up to 1/3 of its total assets, and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

         (2) underwrite securities issued by other persons except insofar as the Portfolios (the Funds) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

         (3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

         (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Fund) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

         (5) concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of a Portfolio's (Fund's) investment objective(s), up to 25% of its total assets may be invested in any one industry; and

         (6)  issue any senior security (as that term is defined in the 1940
              Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

         (7) with respect to 75% of each Portfolio's (Fund's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investments companies) or own more than 10% of the voting securities of any issuer.

ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies, each Portfolio (or the Trust, on behalf of each Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objectives):

(i) borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Portfolio's (Fund's) total assets (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(iv) invest for the purpose of exercising control or management of another company;

(v) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio
                  (Fund) if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio
                  (Fund) unless permitted to exceed these limitations by an exemptive order of the SEC; provided further that, except in the case of a merger or consolidation, the Portfolio (Fund) shall not purchase any securities of any open-end investment company unless (1) the Portfolio's investment adviser waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) the Portfolio incurs no sales charge in connection with the investment;

(vi) invest more than 15% of the Portfolio's (Fund's) net assets (taken at the greater of cost or market value) in securities that are illiquid or that have no readily ascertainable market value;

(vii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment practices of the Portfolio (Fund) and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) designates as segregated assets cash or liquid securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put (until the put is exercised, has expired, or the Portfolio
                  (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

(viii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) total assets.

There will be no violation of any investment restriction (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment, or any other later change.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for each Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of a Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for a Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, when placing portfolio transactions for a Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Adviser may consider sales of shares of the Trust and of other investment company clients of Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing each Portfolio's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to a Portfolio and to the Adviser, it is the opinion of the management of the Portfolios that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolios, and not all such information is used by the Adviser in connection with the Portfolios. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolios.

In certain instances there may be securities which are suitable for a Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for a Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Portfolio is concerned. However, it is believed that the ability of a Portfolio to participate in volume transactions will produce better executions for the Portfolio.

                             PERFORMANCE INFORMATION

STANDARD PERFORMANCE INFORMATION

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. For mutual funds, much as the Portfolios and the Funds, performance is commonly measured as total return. Each Fund's performance is affected by its expenses. These performance figures are calculated in the following manner:

         TOTAL RETURN: Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. A Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

         PERFORMANCE RESULTS: Total returns are based on past results and are not an indication of future performance. Any total return quotation provided for a Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the corresponding Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the corresponding Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

COMPARISON OF FUND PERFORMANCE

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for a Fund's performance information could include the following:

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

Investor's Daily, a daily newspaper that features financial, economic and business news.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morningstar Inc., a publisher of financial information and mutual fund research.

New York Times, a nationally distributed newspaper which regularly covers financial news.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

ValueLine, a biweekly publication that reports on the largest 15,000 mutual funds.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

PRIOR PERFORMANCE OF SIMILAR EUROPEAN EQUITY FUNDS

Set forth below is certain composite information regarding the performance for certain periods through November 30, 1998, of four funds each of which is advised or sub-advised by either BT Funds Management (International) Limited, formerly BT Fund Managers (International) Limited, ("BTFMIL") or BT Funds Management Limited ("BT Funds Management"). Although the investment objectives, policies and strategies of these funds are substantially the same as those of the European Equity Fund, it should be noted that these funds are not registered as investment companies under the 1940 Act or subject to the provisions of the Code governing "regulated investment companies," nor are any of them subject to investment restrictions that are identical to those that apply to the Fund. The funds are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results of the composite funds set forth herein. Therefore, the performance of the funds set forth herein may be better or worse than it would have been had all of the funds been subject to such requirements.

The composite table below reflects the performance of the following types of funds: two funds which are available to non-U.S. investors ("BT International Investment Series - European Equity Retail Fund" and "BT International Investment Series - European Equity Institutional Fund"); one fund which is available to Australian investors ("BT Select Markets - European Growth Fund"); and a separate account established for an advisory clients of BTFMIL. The same investment personnel that will manage the European Equity Fund manage all four funds in the composite, and they will have the same degree of discretion in managing the European Equity Fund as they did with the composite funds (subject to limitations imposed by applicable U.S. regulations, including the 1940 Act).

Performance information for the four funds described above is provided below on a composite basis, showing the combined performance of the funds over various periods of time up to five years (the first full calendar year of operations for the oldest of the funds included in the composite was 1987). Of the funds that comprise the composite, only one fund has not been operational for the three-year period indicated. The funds were added to the composite at their inception or at the time when BTFMIL began management of the Fund. BT International Investment Series - European Equity Retail Fund was entered into the composite on its inception date, October 31, 1992. Its performance is included in the composite as of November 30, 1992. BT International Investment Series - European Equity Institutional Fund was entered into the composite on its inception date, April 1, 1998. Its performance is included in the composite as of April 30, 1998. BT Select Markets - European Growth Fund was entered into the composite on its inception date, July 1, 1986. Its performance is included in the composite as of July 31, 1986. Although the inception date of the separate account was October 1, 1990, BTFMIL did not begin to manage the account until August, 1995. The account was entered into the composite on August 31, 1995 and its performance is included in the composite as of September 30, 1995.

The prior performance information below is presented net of (or after payment of) fees and expenses by the relevant funds. These fees and expenses averaged approximately 1.97% per year of the average assets under management. It is anticipated that the European Equity Fund, during its initial period of operation, will incur expenses at an annualized rate of 1.85% of its average daily net assets (which the Adviser has undertaken to reduce to 1.50% through fee waivers and/or expense reimbursements). Had the funds reflected in the table below been subject to fees and expenses at the lower level expected to be incurred by the European Equity Fund, the performance shown below would be increased by an amount approximately equal to the difference between the European Equity Fund's anticipated expenses and the approximate expenses incurred by the funds included in the composite.

The performance below is compared to the Morgan Stanley Capital International ("MSCI") Europe (15) Net Accumulation Index which is an index of securities of companies domiciled in European countries as determined by MSCI. Since the index reflects the performance of an unmanaged portfolio of securities, the performance of the index is not subject to any fees or expenses, nor is it subject to any brokerage fees or other transaction costs.

THE PRIOR PERFORMANCE SHOWN BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE OF THE FUND.

Performance (net of fees and expenses) through November 30, 1998 (% in U.S. dollars)
                                                 Annualized

                                1 year      3 years      5 years      10 years
                                ------      -------      -------      --------

BT European Equity Composite    31.35%      26.28%       21.94%        18.98%
MSCI Europe (15) Net
     Accumulation Index         27.65%      23.95%       19.81%        14.80%

Performance figures above represent the asset-weighted composite of four European equity portfolios with investment objectives substantially similar to those of the Fund. The performance presented herein for one of the portfolios has been converted into U.S. dollars from Australian dollars as of the last day of each month using the London Close exchange rate. The performance presented herein for another of the portfolios has been converted into U.S. dollars from Canadian dollars as of the last day of each month using the London Close exchange rate. The other two portfolios are U.S. dollar denominated. Performance figures are net of fees and reflect the reinvestment of all investment income, including dividends and capital gains.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature of a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

VALUATION OF SECURITIES

The net asset value ("NAV") per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., Eastern time. The NAV per Share is computed by dividing the value of each Fund's assets (I.E., the value of its investment in the corresponding Portfolio and other assets), less all liabilities attributable to the Shares, by the total number of Shares outstanding as of the Valuation Time. Each Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Portfolio's Board of Trustees believes accurately reflects fair value.

Under procedures adopted by the Board, a NAV for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, further action is not required.

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities major trading exchange or may be determined through use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.

Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by each Portfolio's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

                  type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

         To the extent that a Portfolio purchases securities which are restricted as to resale or for which current market quotations are not readily available, the Adviser of the Portfolio will value such securities based upon all relevant factors as outlined in FRR 1.

PURCHASES OF SHARES

The Trust accepts purchase orders for Shares of each Fund at the NAV per Share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for Shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trust and Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the "Custodian") purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

The Trust and Bankers Trust have authorized one or more brokers to accept on the Trust's behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Transfer Agent will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.

Certificates for Shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If orders are placed through an Investment Professional, it is the responsibility of the Investment Professional to transmit the order to buy Shares to the Transfer Agent before 4:00 p.m. Eastern time.

The Transfer Agent must receive payment within one business day after an order for Shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

                               Minimum Investments

To open an account                                                   $2,500
For retirement accounts                                                 500
Through automatic investment plans                                    1,000

To add to an account                                                   $250
For retirement accounts                                                 100
Through automatic investment plans                                      100

Minimum Balance                                                      $1,000
For retirement accounts                                               None

If you are new to BT Investment Funds, complete and sign an account application and mail it along with your check to the address listed below. For an account application, call the BT Service Center at 1-800-730-1313.

        BT Service Center
        P.O. Box 419210
        Kansas City, MO 64141-6210

        Overnight mailings:

        BT Service Center
        210 West 10th Street, 8th Floor
        Kansas City, MO 64105-1716

        If you have money invested in a fund in the BT Family of Funds, you can:

        o  Mail an account application with a check,

        o  Wire money into your account,

        o Open an account by exchanging from another fund in the BT Family of Funds, or

        o  Contact your Service Agent or Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional or BT Retirement Services Center at 1-800-677-7596 for more information and a retirement account application.

ADDITIONAL INFORMATION ABOUT BUYING SHARES


                  TO OPEN AN ACCOUNT                 TO ADD TO AN ACCOUNT
By Wire           Call the BT Service Center at      Call your Investment Professional or wire
                  1-800-730-1313 to receive wire     additional investment to:
                  instructions for account
                  establishment.                     Routing No.:   021001033
                                                     Attn:          Bankers Trust/IFTC Deposit
                                                     DDA No.:        00-226-296
                                                     FBO:           (Account name)
                                                                    (Account Number)
                                                     Credit:        (Fund name and number)
                                                                    European Equity Fund -
                                                                    Global Equity Fund -

                                                     PLEASE NOTE THAT YOU MUST CALL THE BT
                                                     SERVICE CENTER TO PLACE YOUR TRADE THE DAY
                                                     YOU WISH TO BUY SHARES TO NOTIFY US OF THE
                                                     WIRE TRANSFER AND TO INDICATE THE FUND IN
                                                     WHICH YOU INTEND TO INVEST TO RECEIVE THAT
                                                     DAY'S PRICE.

By Phone          Contact your Service Agent,        Contact your Service Agent,
                  Investment Professional, or        Investment Professional, or
                  call BT's Service Center at        call BT's Service Center at
                  1-800-730-1313.  If you are an     1-800-730-1313.  If you are an
                  existing Shareholder, you may      existing Shareholder, you may
                  exchange from another BT           exchange from another BT
                  account with the same              account with the same
                  registration, including name,      registration, including name,
                  address, and taxpayer ID number.   address, and taxpayer ID number.
                  You may only order exchanges
                  over the phone if your account
                  is authorized to do so.

By Mail           Complete and sign the account      Make your check payable to the
                  application. Make your check       complete name of the Fund of
                  payable to the complete name of    your choice.  Indicate your
                  the Fund of your choice. Mail      Fund account number on your
                  to the appropriate address         check and mail to the address
                  indicated on the application.      printed on your account
                                                     statement.

                              Redemption of Shares

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your Shares. Your Shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for Shares received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. A Service Agent or the Trust may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to a change in market value.

To sell Shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account Shares, leave at least $1,000 worth of shares in the account to keep it open.

To sell Shares by bank wire you will need to sign up for these services in advance when completing your account application.

Certain requests must include a signature guarantee to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

      o  Your account registration has changed within the last 30 days,

      o The check is being mailed to a different address than the one on your account (record address),

      o The check is being made payable to someone other than the account owner,

      o The redemption proceeds are being transferred to a BT account with a different registration, or

      o You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

ADDITIONAL INFORMATION ABOUT SELLING SHARES

Additional Information About Selling Shares By Wire - You must sign up for the wire feature before using it. To verify that it is in place, call
1-800-730-1313. Minimum wire: $1,000. Your wire redemption request must be received by the Transfer Agent before 4:00 p.m. Eastern time for money to be wired on the next business day.

In Writing - Write a signed "letter of instruction" with your name, the Fund's name and Fund's number, your Fund account number, the dollar amount or number of Shares to be redeemed, and mail to one of the following addresses:

        BT Service Center
        P.O. Box 419210
        Kansas City, MO 64141-6210

        Overnight mailings:

        BT Service Center
        210 West 10th Street, 8th Floor
        Kansas City, MO 64105-1716

        For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

        For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Unless otherwise instructed, the Transfer Agent will send a check to the account address of record.

INVESTOR SERVICES


BT Investment Funds provide a variety of services to help you manage your account.

INFORMATION SERVICES


Statements and reports that your Investment Professional or the Transfer Agent may send to you include the following:

      o Confirmation statements (after every transaction that affects your account balance, including distributions or your account registration)

      o  Account statements (monthly)

      o  Financial reports (every six months)


To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional or the BT Service Center at 1-800-730-1313 if you need additional copies of financial reports.

EXCHANGE PRIVILEGE


Shareholders may exchange their Shares for shares of certain other funds in the BT Family of Funds registered in their state. To make an exchange, follow the procedures indicated in "Purchase of Shares" and "Redemption of Shares" herein. Before making an exchange, please note the following:

      o Call your Service Agent for information and a prospectus. Read the prospectus before exchanging into a Fund.

      o Your new account will have the identical account registration including the same name, address and taxpayer identification number as your existing account(s).

      o Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

         YOUR SERVICE AGENT WILL RECEIVE A WRITTEN CONFIRMATION OF EACH EXCHANGE transaction.

Note that exchanges out of the Fund may be limited to four per calendar year and any exchange may have tax consequences for you. The Fund reserves the right to terminate or modify the exchange privilege in the future.


SYSTEMATIC PROGRAMS


To move money from your bank account to BT Investment Funds

MINIMUM     MINIMUM
INITIAL    SUBSEQUENT    FREQUENCY       SETTING UP OR CHANGING
-------    ----------    ---------       ----------------------

$1,000       $100       Bi-weekly,       For a new account,
                        monthly,         complete the appropriate
                        quarterly or     section of the
                        semi-annually    application.

                                         For existing accounts, call your
                                         Investment Professional for an
                                         application. To change the amount or
                                         frequency of your investment, contact
                                         your Investment Professional directly
                                         or call 1-800-730-1313. Call at least
                                         10 business days prior to your next
                                         scheduled investment date.

Systematic Withdrawal Program lets you set up periodic redemptions from your account.

MINIMUM     FREQUENCY                     SETTING UP OR CHANGING
-------     ---------                     ----------------------

$1,000      Monthly,                      To establish, call your
            quarterly or                  Investment Professional
            semi-annually or              or call 1-800-730-1313.
            annually                      The accounts from which
                                          the withdrawals will be
                                          processed must have a minimum
                                          balance of $10,000, other than
                                          retirement accounts subject to
                                          required minimum distributions.

TAX-SAVING RETIREMENT PLANS


Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of tax-savings or tax-deferred plans.
Minimums may differ from those listed elsewhere in this SAI.

      o Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

      o Rollover IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.


                       Redemptions and Purchases in Kind

The Trust, on behalf of each Fund, and each Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or withdrawal by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust, on behalf of each Fund, and each Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which each Fund and each Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund or Portfolio, as the case may be, at the beginning of the period.

Each Portfolio has agreed to make a redemption in kind to the corresponding Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the corresponding Portfolio and in no case will they receive a security issued by the Portfolio. Each Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Valuation of Securities" as of the day the Fund receives the securities. This may be a taxable transaction to the shareholder. (Consult your tax adviser for future tax guidance.) Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of the market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

                          Trading in Foreign Securities

Trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). In computing the net asset values, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Similarly, foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rates.

Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.


                   MANAGEMENT OF THE TRUST AND THE PORTFOLIOS

The Trust and each Portfolio are governed by a Board of Trustees which is responsible for protecting the interests of investors. A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals are Trustees of the Trust and the Portfolios, up to and including creating separate boards of trustees.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

The Trustees and officers of the Trust and Portfolios, their birthdate and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each officer is BT Alex. Brown, Inc., One South Street, Baltimore, Maryland 21202.

TRUSTEES OF THE TRUST

S. LELAND DILL (birthdate: March 28, 1930 ) -- Trustee; Retired; Director, Coutts Group; Coutts (U.S.A.) International; Coutts Trust Holdings Ltd; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

KELVIN J. LANCASTER (birthdate: December 10, 1924) -- Trustee; Professor, Department of Economics, Columbia University. His address is 35 Claremont Avenue, New York, New York 10027.

PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

TRUSTEES OF THE PORTFOLIOS

CHARLES P. BIGGAR (birthdate: October 14, 1930) -- Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birthdate: March 28, 1930) -- Trustee; Retired; Director, Coutts Group; Coutts (U.S.A.) International; Coutts Trust Holdings Ltd; Director, Zweig Series Trust; formerly Partner of KPMG Peat Marwick; Director, Vinters International Company Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) -- Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.

OFFICERS OF THE TRUST AND PORTFOLIOS

Unless otherwise specified, each officer listed below holds the same position with the Trust and each Portfolio.

JOHN Y. KEFFER (birthdate: July 15, 1942) -- President and Chief Executive Officer; President, Forum Financial Group. His address is Two Portland Square, Portland, Maine 04101.

JOSEPH A. FINELLI (birthdate: January 24, 1957) -- Treasurer; Vice President, BT Alex. Brown Incorporated and Vice President, Investment Company Capital Corp. (registered investment adviser), September 1995-Present; Formerly, Vice President and Treasurer, The Delaware Group of Funds (registered investment companies) and Vice President, Delaware Management Company Inc. (investments), 1980-August 1995. His address is One South Street, Baltimore, Maryland 21202.

DANIEL O. HIRSCH (birthdate: March 27, 1954) -- Secretary; Principal, BT Alex. Brown since July 1998; Assistant General Counsel in the Office of the General Counsel at the United States Securities and Exchange Commission from 1993 to 1998. His address is 2901 Dorset Avenue, Chevy Chase, Maryland 20815.

No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust or the Portfolios. No director, officer or employee of ICC Distributors or any of its affiliates will receive any compensation from the Trust or the Portfolios for serving as an officer or Trustee of the Trust or a Portfolio.

                                            TRUSTEE COMPENSATION TABLE

                             AGGREGATE                   AGGREGATE             TOTAL COMPENSATION
NAME OF PERSON,            COMPENSATION                 COMPENSATION          FROM FUND COMPLEX***
POSITION                    FROM TRUST*               FROM PORTFOLIOS**         PAID TO TRUSTEES+
--------                    -----------               -----------------         -----------------
S. Leland Dill,              $[      ]                    $[       ]                $35,000
Trustee of Trust
and Portfolios

Kelvin J. Lancaster,         $[      ]                    N/A                       $35,000
Trustee of Trust

Philip Saunders, Jr.,        $[      ]                    $[      ]                 $35,000
Trustee of Trust
and Portfolios

Charles P. Biggar,           N/A                          $[      ]                 $35,000
Trustee of Portfolios

--------------------------------------------------------------------------------

*The aggregate compensation is provided for the BT Investment Funds which is comprised of [ ] funds. Information is furnished for the Trust's most recent fiscal year ended September 30, 1998.

**Information is furnished for the BT Investment Portfolios' most recent fiscal year ended September 30, 1998.

***Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Short Intermediate US Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio.

+ The compensation is provided for the calendar year ended December 31, 1998.

As of March __, 1999, the Trustees and Officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together).

Neither Fund has commenced operations as of the date of this SAI and therefore neither Fund has any shareholders of record.

INVESTMENT ADVISER

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each of its Funds by investing all the Assets of the Fund in the corresponding Portfolio. Each Portfolio has retained the services of Bankers Trust as Adviser.

Bankers Trust Company, a New York banking corporation with principal offices at 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. As of December 31, 1998, Bankers Trust was the seventh largest bank holding company in the United States with total assets of over $156 billion. The scope of Bankers Trust's investment management capability is broad due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with over $338 billion in assets under management globally.

Under the terms of each Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with each Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage each Portfolio in accordance with the Portfolio's investment objectives, restrictions and policies; (iii) make investment decisions for each Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of each Portfolio.

Bankers Trust bears all expenses in connection with the performance of services under each Advisory Agreement. The Trust and each Portfolio bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, ICC Distributors or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians and transfer and dividend disbursing agents; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.

The Investment Advisory Agreement provides for each Portfolio to pay Bankers Trust a fee, accrued daily and paid monthly, equal on an annual basis to the following percentages of the average daily net assets of each Portfolio for its then-current fiscal year: European Equity Portfolio, 0.65%; Global Equity Portfolio, 0.75%. Under certain circumstances Bankers Trust has agreed to pay fees to certain securities brokers, dealers and other entities that facilitate the sale of Fund shares, and in connection therewith provide administrative, shareholder, or distribution related services to the Fund or its shareholders. Fees paid to entities that administer mutual fund "supermarkets" may be higher than fees paid for other types of services.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of each Portfolio, manages each Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. Bankers Trust may utilize the expertise of any of its world wide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of a Portfolio are placed by the Adviser with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. A Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. Each Portfolio may, however, invest in the obligations of correspondents and customers of Bankers Trust. Bankers Trust may perform the above duties or it may delegate such responsibilities to the Sub-Investment Adviser as defined herein.

Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of securities which may be purchased on behalf of the Portfolios, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such persons issue, deal, trade and invest in securities for their own accounts and are among the leading market participants with respect to various types of such securities. Bankers Trust has informed the Portfolios that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolios, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by a Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.

Each Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees.

SUB-INVESTMENT ADVISER

Bankers Trust has entered into sub-investment advisory agreements (the "Sub-Advisory Agreements") with respect to each Portfolio with BT Funds Management (International) Limited ("BTFMIL") a wholly owned subsidiary of Bankers Trust Australia Limited ("BTAL") in Sydney. BTAL is a wholly owned subsidiary of Bankers Trust New York Corporation. Under the Sub-Advisory Agreements, Bankers Trust may receive investment advice and research services and/or may grant BTFMIL investment management authority as well as the authority to buy and sell securities. For the services provided and the expenses assumed pursuant to this Agreement, Bankers Trust will pay BTFMIL and BTFMIL will accept as full compensation therefor a fee, such amount as is agreed to from time to time by Bankers Trust and BTFMIL provided, however, that such fee will not exceed 100% of the fee being paid at any such time to Bankers Trust by the Portfolios.

BTAL, which was granted a banking license in 1986, is the parent of Bankers Trust Australia Group which has offices is Sydney, Melbourne, Perth, Brisbane, Adelaide, London and Hong Kong. A representative office of Bankers Trust Company was opened in Australia in 1966 and Australian merchant banking operations commences in 1969. A related organization, Bankers Trust New Zealand Limited, was established in 1986. Although BTAL has not previously served as investment adviser for a registered investment company, BTAL provides investment services for a range of clients.

ADMINISTRATOR

Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and each Portfolio reasonably deem necessary for the proper administration of the Trust or a Portfolio. Bankers Trust will generally assist in all aspects of the Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to a sub-administration agreement (the "Sub-Administration Agreement"), Forum Financial ("Forum") performs such sub-administration duties for the Trust and the Portfolios as from time to time may be agreed upon by Bankers Trust and Forum Financial. The Sub-Administration Agreement provides that Forum will receive such compensation as from time to time may be agreed upon by Forum and Bankers Trust. All such compensation will be paid by Bankers Trust.

DISTRIBUTOR

ICC Distributors is the principal distributor for shares of the Funds. ICC Distributors is a registered broker/dealer and is unaffiliated with Bankers Trust. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

SERVICE AGENT

All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

CUSTODIAN AND TRANSFER AGENT

Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza) , New York, New York, 10006, serves as Custodian for the Trust and for each Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Funds' and each Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of each Portfolio pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Funds or the Portfolios for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

USE OF NAME

The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolios. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.

The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.

BANKING REGULATORY MATTERS

Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolios contemplated by the Advisory Agreements and other activities for the Funds and the Portfolios described in the Prospectuses and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolios. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019, serves as Counsel to the Trust and each Portfolio. PricewaterhouseCoopers LLP, 1100 Main Street, Suite 900, Kansas City, Missouri 64105 acts as Independent Accountants of the Trust and each Portfolio.

                            ORGANIZATION OF THE TRUST

The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Trust is an entity commonly known as a "Massachusetts business trust." Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a separate series of the Trust. Each of the European Equity Portfolio and Global Equity Portfolio is a separate subtrust of BT Investment Portfolios, a New York master trust fund. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series. The Trust and BT Investment Portfolios reserve the right to add additional series in the future. The Trust also reserves the right to issue more than one class of Shares of each Fund.

The Trust or a Portfolio may hold special meetings and mail proxy materials. These meetings may be called to elect or remove trustees, change fundamental policies, approve the Portfolio's investment advisory agreement, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The Trust's Transfer Agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on.

When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of each Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of each Fund are not entitled to vote on trust matters that do not affect the Fund. All series of the Trust will vote together on certain matters, such as electing trustees or approving independent public accountants. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office, will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The Trust will also assist shareholders in communicating with one another as provided for in the 1940 Act.

BT Investment Portfolios' Declaration of Trust provides that each Fund and other entities investing in the corresponding Portfolios (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the corresponding Portfolio.

Each series in the Trust will not be involved in any vote involving a Portfolio in which it does not invest its Assets. Shareholders of all of the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes. Neither Fund has commenced operations as of the date of this SAI and therefore has no shareholders that may be deemed to control the Fund.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust was organized under the name BT Tax-Free Investment Trust and assumed its current name of BT Investment Funds on May 16, 1988.

Except as described below, whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Except as described below, whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes proportionately as instructed by Fund shareholders. However, subject to applicable statutory and regulatory requirements, the Fund would not request a vote of its shareholders with respect to (a) any proposal relating to the Portfolio, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the Portfolio that is identical in all material respects to a proposal that has previously been approved by shareholders of the Fund. Any proposal submitted to holders in the Portfolio, and that is not required to be voted on by shareholders of the Fund, would nonetheless be voted on by the Trustees of the Trust.

                                    TAXATION

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes substantially all of its net income and capital gains to shareholders each year. Each Fund distributes capital gains annually. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.

Each Fund intends to qualify as a regulated investment company, as defined in the Code. Provided each Fund meets the requirements imposed by the Code and distributes all of its income and gains, a Fund will not pay any federal income or excise taxes.

Distributions from each Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. Each Fund's capital gain distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional Shares. Distributions declared to shareholders of record in October, November or December and paid in January are taxable on December 31. Each Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received during the past year.

On the ex-date for a distribution from capital gains, each Fund's Share value is reduced by the amount of the distribution. If you buy Shares just before the ex-date ("buying a dividend"), you will pay the full price for the Shares and then receive a portion of the price back as a taxable distribution.

TAXATION OF THE FUNDS

As a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Funds intend to distribute to their shareholders, at least annually, substantially all of their investment company taxable income and net capital gains, and therefore do not anticipate incurring Federal income tax liability.

         If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

A Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Each Fund shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions.

FOREIGN SECURITIES. Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each Portfolio's assets to be invested in various countries will vary.

If a Portfolio is liable for foreign taxes, and if more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of stocks or securities of foreign corporations (including foreign governments), the corresponding Fund may make an election pursuant to which certain foreign taxes paid by the Portfolio would be treated as having been paid directly by shareholders of the corresponding Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the corresponding Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the Portfolio's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the amount which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by a Portfolio on the sale of foreign securities will be treated as U.S. source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

TAXATION OF THE PORTFOLIOS

The Portfolios are not subject to Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

Distributions received by a Fund from the corresponding Portfolio generally will not result in the Fund recognizing any gain or loss for Federal income tax purposes, except that: (1) gain will be recognized to the extent that any cash distributed exceeds the Fund's basis in its interest in the Portfolio prior to the distribution; (2) income or gain may be realized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio; and
(3) loss may be recognized if the distribution is made in liquidation of the Fund's entire interest in the Portfolio and consists solely of cash and/or unrealized receivables. A Fund's basis in its interest in the corresponding Portfolio generally will equal the amount of cash and the basis of any property which the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio, and decreased by the amount of any cash distributions and the basis of any property distributed from the Portfolio.

SALE OF SHARES

Any gain or loss realized by a shareholder upon the sale or other disposition of Shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such Shares.

BACKUP WITHHOLDING

Each Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

FOREIGN SHAREHOLDERS

The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

OTHER TAXATION

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The investment by each Fund in the corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

Each Portfolio is a subtrust of BT Investment Portfolios, which is organized as a New York master trust fund. Each Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.

Fund shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                              FINANCIAL STATEMENTS

Neither the Funds nor the Portfolios have commenced operations as of the date of this SAI and therefore no financial statements are currently available.

                                    APPENDIX

Description of Moody's Corporate Bond Ratings:

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future). Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P Corporate Bond Ratings:

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of S&P Municipal Bond Ratings:

AAA - Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligations Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial, stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA - High Grade - The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

A - Good Grade - Principal and interest payments on bonds in this category are regarded as safe although the bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. This rating describes the third strongest capacity for payment of debt service. Regarding municipal bonds, the rating differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appearance appears adequate.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's Municipal Bond Ratings:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P Municipal Note Ratings:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, or -2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1. Notes rates SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's Municipal Note Ratings:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG 1/VMIG 1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2/VMIG2 are of high quality, with ample margins of protection, although not as large as the preceding group.

S&P's Commercial Paper Ratings:

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt ratings is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward tread. Typically, the issuer is a strong company in a well-established industry and has superior management.

Moody's Commercial Paper Ratings:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rates Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

             INVESTMENT ADVISER AND ADMINISTRATOR OF EACH PORTFOLIO
                              BANKERS TRUST COMPANY

                                   DISTRIBUTOR
                             ICC DISTRIBUTORS, INC.

                          CUSTODIAN AND TRANSFER AGENT
                              BANKERS TRUST COMPANY

                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP

                                     COUNSEL
                            WILLKIE FARR & GALLAGHER


                              --------------------

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                              --------------------


CUSIP #    ____________
CUSIP #    ____________

PART C              OTHER INFORMATION

ITEM 23.

         (a)        (i) Conformed Copy of Declaration of Trust of the Trust; 1
                    (ii) Supplement to Declaration of Trust; 1
                    (iii) Second Supplement to Declaration of Trust; 1
         (b)        Copy of By-Laws of the Trust; 1
         (c) Copy of Specimen stock certificates for shares of beneficial interest of the Trust; 2
         (d)        Not applicable;
         (e)        (i) Conformed Copy of Distributor's Contract; 3
                    (ii) Appendix A to the Distribution Agreement; filed
                    herewith
         (f)        Not applicable;
         (f) Conformed Copy of Custodian Agreement between the Registrant and Bankers Trust Company; 4
                    (i)   Conformed Copy of Amendment #2 to Exhibit A of the
                          Custodian Agreement; 5
                    (ii)  Conformed copy of Cash Services Addendum to Custodian
                          Agreement; 6
                    (iii) Conformed Copy of Amendment #3 to Exhibit A of the
                          Custodian Agreement; filed herewith
                    (iv)  Conformed Copy of Amendment #4 to Exhibit A of the
                          Custodian Agreement; filed herewith
         (h)        (v)   Administration and Services Agreement; 7
                    (vi)  Schedule of Fees under Administration and Services
                          Agreement; 8
                    (vii) Exhibit D to the Administration and Services
                          Agreement; filed herewith
                    (viii) Conformed Copy of Agreement to Provide Shareholder
                           Services for BT PreservationPlus Income Fund; 3
                    (ix)  Conformed Copy of Shareholder Services Plan with
                          respect to BT PreservationPlus Income Fund; 3
                    (x)   Conformed copy of Expense Limitation Agreement; to be
                          filed by amendment
         (i)        Not applicable;
         (j)        Not applicable;
         (k)        Not applicable;
         (l)        Not applicable;
         (m)        Not applicable;
         (n)        Not applicable;
         (o)        Not applicable.
-----------------------------------
1. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement as filed with the Commission on July 31, 1995.
2. Incorporated by reference to the Registrant's Registration Statement on Form N-1A ("Registration Statement") as filed with the Securities and Exchange Commission ("Commission") on October 24, 1986.
3. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement as filed with the Commission on November 25, 1998.
4. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the Commission on July 1, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement as filed with the Commission on June 30, 1998
7. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement as filed with the Commission on April 30, 1993.
8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the Commission on November 8, 1993.
9. Incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement as filed with the Commission on November January 28, 1999.

ITEM 24.      Persons Controlled by or Under Common Control with Registrant:

Not applicable.

ITEM 25.        Indemnification:

Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.

ITEM 26.  Business and Other Connections of Investment Adviser:

Bankers Trust serves as investment adviser to the Fund's Portfolio. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Bankers Trust Corporation. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market. To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Bankers Trust Corporation. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature. These persons may be contacted c/o Bankers Trust Company, 130 Liberty Street, New York, New York 10006.

George B. Beitzel, International Business Machines Corporation, Old Orchard Road, Armonk, NY 10504. Director, Bankers Trust Company; Retired Senior Vice President and Director, International Business Machines Corporation; Director, Computer Task Group; Director, Phillips Petroleum Company; Director, Caliber Systems, Inc. (formerly, Roadway Services Inc.); Director, Rohm and Haas Company; Director, TIG Holdings; Chairman Emeritus of Amherst College; and Chairman of the Colonial Williamsburg Foundation.

Richard H. Daniel, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Vice Chairman and Chief Financial Officer, Bankers Trust Company and Bankers Trust Corporation; Beneficial owner, General Partner, Daniel Brothers, Daniel Lingo & Assoc., Daniel Pelt & Assoc.; Beneficial owner, Rhea C. Daniel Trust.

Philip A. Griffiths, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Institute for Advanced Study; Director, Bankers Trust Company; Chairman, Committee on Science, Engineering and Public Policy of the National Academies of Sciences and Engineering & the Institute of Medicine; Chairman and member, Nominations Committee and Committee on Science and Engineering Indicators, National Science Board; and Trustee, North Carolina School of Science and Mathematics and the Woodward Academy.

William R. Howell, J.C. Penney Company, Inc., P.O. Box 10001, Plano, TX 75301-0001. Chairman Emeritus, J.C. Penney Company, Inc.; Director, Bankers Trust Company; Director, Exxon Corporation; Director, Halliburton Company; Director, Warner-Lambert Corporation; Director, The Williams Companies, Inc.; and Director, National Retail Federation.

Vernon E. Jordan, Jr., Akin, Gump, Strauss, Hauer & Feld, LLP, 1333 New Hampshire Ave., N.W., Washington, DC 20036. Senior Partner, Akin, Gump, Strauss, Hauer & Feld, LLP; Director, Bankers Trust Company; Director, American Express Company; Director, Dow-Jones, Inc.; Director, J.C. Penney Company, Inc.; Director, Revlon Group Incorporated; Director, Ryder System, Inc.; Director, Sara Lee Corporation; Director, Union Carbide Corporation; Director, Xerox Corporation; Trustee, Brookings Institution; Trustee, The Ford Foundation; and Trustee, Howard University.

David Marshall, 130 Liberty Street, New York, New York 10006. Chief Information Officer and Executive Vice President, Bankers Trust Corporation; Senior Managing Director, Bankers Trust Company.

Hamish Maxwell, Philip Morris Companies Inc., 120 Park Avenue, New York, NY 10006. Retired Chairman and Chief Executive Officer, Philip Morris Companies Inc.; Director, Bankers Trust Company; Director, The News Corporation Limited; Director, Sola International Inc.; and Chairman, WWP Group plc.

Frank N. Newman, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board, Chief Executive Officer and President, Bankers Trust Corporation and Bankers Trust Company; Director, Bankers Trust Company; Director, Dow-Jones, Inc.; and Director, Carnegie Hall.

N.J. Nicholas Jr., 745 Fifth Avenue, New York, NY 10020. Director, Bankers Trust Company; Director, Boston Scientific Corporation; and Director, Xerox Corporation.

Russell E. Palmer, The Palmer Group, 3600 Market Street, Suite 530, Philadelphia, PA 19104. Chairman and Chief Executive Officer of The Palmer Group; Director, Bankers Trust Company; Director, Allied-Signal Inc.; Director, Federal Home Loan Mortgage Corporation; Director, GTE Corporation; Director, The May Department Stores Company; Director, Safeguard Scientifics, Inc.; and Trustee, University of Pennsylvania.

Donald L. Staheli, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Chairman of the Board and Chief Executive Officer, Continental Grain Company; Director, Bankers Trust Company; Director, ContiFinancial Corporation; Director, Prudential Life Insurance Company of America; Director, Fresenius Medical Care, A.g.; Director, America-China Society; Director, National Committee on United States-China Relations; Director, New York City Partnership; Chairman, U.S.-China Business Council; Chairman, Council on Foreign Relations; Chairman, National Advisor Council of Brigham Young University's Marriott School of Management; Vice Chairman, The Points of Light Foundation; and Trustee, American Graduate School of International Management.

Patricia Carry Stewart, c/o Office of the Secretary, 130 Liberty Street, New York, NY 10006. Director, Bankers Trust Company; Director, CVS Corporation; Director, Community Foundation for Palm Beach and Martin Counties; Trustee Emeritus, Cornell University.

George J. Vojta, Bankers Trust Company, 130 Liberty Street, New York, NY 10006. Vice Chairman, Bankers Trust Corporation and Bankers Trust Company; Director, Bankers Trust Company; Director; Alicorp S.A.; Director; Northwest Airlines; Director, Private Export Funding Corp.; Director, New York State Banking Board; Director, St. Lukes-Roosevelt Hospital Center; Partner, New York City Partnership; and Chairman, Wharton Financial Services Center.

Paul A. Volcker, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Director, Bankers Trust Company; Director, American Stock Exchange; Director, Nestle S.A.; Director, Prudential Insurance Company; Director, UAL Corporation; Chairman, Group of 30; North American Chairman, Trilateral Commission; Co-Chairman, Bretton Woods Committee; Co-Chairman, U.S./Hong Kong Economic Cooperation Committee; Director, American Council on Germany; Director, Aspen Institute; Director, Council on Foreign Relations; Director, The Japan Society; and Trustee, The American Assembly.

Melvin A. Yellin, Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Senior Managing Director and General Counsel of Bankers Trust Corporation and Bankers Trust Company; Director, 1136 Tenants Corporation; and Director, ABA Securities Association.

Item 27. Principal Underwriters:

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:
BT Advisor Funds, BT Institutional Funds, BT Pyramid Mutual Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

(b)

         (1)                     (2)                         (3)
Name and Principal     Positions and Offices       Positions and Offices
 Business Address         With Distributor            With Registrant
 ----------------         ----------------            ---------------

John Y. Keffer          President                      None
Two Portland Square
Portland, ME 04101

Sara M. Morris          Treasurer                      None
Two Portland Square
Portland, ME 04101

David I. Goldstein      Secretary                      None
Two Portland Square
Portland, ME 04101

Benjamin L. Niles       Vice President                 None
Two Portland Square
Portland, ME 04101

Margaret J. Fenderson   Assistant Treasurer            None
Two Portland Square
Portland, ME 04101

Dana L. Lukens          Assistant Secretary            None
Two Portland Square
Portland, ME 04101

Nanette K. Chern        Chief Compliance Officer       None
Two Portland Square
Portland, ME 04101

(c)      None


ITEM 28. Location of Accounts and Records:

BT INVESTMENT FUNDS (Registrant): One South Street, Baltimore, MD 21202

BANKERS TRUST COMPANY (Investment Adviser, Administrator, Custodian and Transfer Agent): 130 Liberty Street, New York, NY 10006

ICC Distributors, Inc. (Distributor): Two Portland Square, Portland, Maine 04101

ITEM 29. Management Services:

Not applicable.

ITEM 30. Undertakings:

The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BT INVESTMENT FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 5th day of February, 1999.



                               BT INVESTMENT FUNDS

                               By:      /s/ Daniel O. Hirsch
                                            Daniel O. Hirsch, Secretary
                                            February 5, 1999

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                                        TITLE                   DATE
----                                        -----                   ----

By:  /s/ Daniel O. Hirsch           Secretary                 February 5, 1999
         Daniel O. Hirsch           (Attorney in Fact
                                    For the Persons
                                    Listed Below)

/s/ John Y. Keffer*                 President and
John Y Keffer                       Chief Executive Officer

/s/ Joseph A. Finelli*              Treasurer (Princpal
Joseph A. Finelli                   Financial and
                                    Accounting Officer)

/s/ S. LELAND DILL**                Trustee
S. Leland Dill

/s/ KELVIN J. LANCASTER**           Trustee
Kelvin J. Lancaster

/s/ PHILIP SAUNDERS, JR.**          Trustee
Philip Saunders, Jr.

*  By Power of Attorney - Filed herewith.
** By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement as filed with the Commission on September 10, 1997.

                                   SIGNATURES

         BT INVESTMENT PORTFOLIOS has duly caused this Post Effective Amendment No. 57 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Baltimore and the State of Maryland on the 5th day of February, 1999.

                                          BT INVESTMENT PORTFOLIOS

                                          By:     /s/ Daniel O. Hirsch
                                                  Daniel O. Hirsch, Secretary
                                                  February 5, 1999

         This Post Effective Amendment No. 57 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to European Equity Portfolio, and Global Equity Portfolio, each a series of BT INVESTMENT PORTFOLIOS.

NAME                                        TITLE                   DATE

By:  /s/ Daniel O. Hirsch           Secretary                 February 5, 1999
        Daniel O. Hirsch            (Attorney in Fact
                                    For the Persons
                                    Listed Below)

/s/ John Y. Keffer*                 President and
John Y Keffer                       Chief Executive Officer

/s/ Joseph A. Finelli*              Treasurer (Princpal
Joseph A. Finelli                   Financial and
                                    Accounting Officer)

/s/ CHARLES P. BIGGAR**             Trustee
Charles P. Biggar

/s/ S. LELAND DILL**                Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.**          Trustee
Philip Saunders, Jr.

*  By Power of Attorney - Filed herewith.
** By Power of Attorney - Incorporated by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement as filed with the Commission on September 10, 1997.

                                Power of Attorney

         The undersigned Trustees and officers, as indicated respectively below, of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, and BT Advisor Funds (each, a "Trust") and, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Utility Portfolio, Short/Intermediate U.S. Government Securities Portfolio, Equity 500 Index Portfolio, Asset Management Portfolio, Capital Appreciation Portfolio, Intermediate Tax Free Portfolio, and BT Investment Portfolios (each, a "Portfolio Trust") each hereby constitutes and appoints the Secretary, each Assistant Secretary and each authorized signatory of each Trust and each Portfolio Trust, each of them with full powers of substitution, as his true and lawful attorney-in-fact and agent to execute in his name and on his behalf in any and all capacities the Registration Statements on Form N-1A, and any and all amendments thereto, and all other documents, filed by a Trust or a Portfolio Trust with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended, and (as applicable) the Securities Act of 1933, as amended, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust or Portfolio Trust to comply with such Acts, the rules, regulations and requirements of the SEC, and the securities or Blue Sky laws of any state or other jurisdiction and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions, and the undersigned each hereby ratifies and confirms as his own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned each hereby revokes any Powers of Attorney previously granted with respect to any Trust or Portfolio Trust concerning the filings and actions described herein.

         IN WITNESS WHEREOF, each of the undersigned has hereunto set his hand as of the 31st day of December, 1998.

         SIGNATURES                             TITLE

/s/ JOHN Y. KEFFER           President and Chief Executive Officer of each Trust
John Y. Keffer               and Portfolio Trust

/s/ JOSEPH A. FINELLI        Treasurer (Principal Financial and Accounting
Joseph A. Finelli            Officer) of each Trust and Portfolio Trust

                               BT INVESTMENT FUNDS
                                One South Street
                            Baltimore, Maryland 21202

                                February 5, 1999


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

                  Re:      BT INVESTMENT FUNDS (the "Trust")
                           1933 Act File No. 33-07404
                           1940 Act File No. 811-4760

Dear Sir or Madam:

         Post-Effective No. 57 under the Securities Act of 1933, as amended (the "1933 Act") and Amendment No. 57 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing is being made pursuant to paragraph (a) of Rule 485 under the 1933 Act, to reflect the addition of two new series to the Trust.

         Pursuant to Securities Act release No. 6510 and Investment Company Release No. 13768 (February 15, 1984), we request selective review of the above referenced Post-Effective Amendment.

         The disclosure, design and format contained in this Post-Effective Amendment is substantially similar to disclosure provided pursuant to new Form N-1A for BT International Equity Fund in the BT Mutual Funds family previously reviewed by the Staff (BT Investment Funds (File no. 33-07404) filed on November 25, 1998).

         The following sections of the Fund's prospectuses and statement of additional information differ from those of the International Equity Fund only so far as necessary to include Fund-specific disclosure:

The Prospectuses:

      1. Cover page

      2. Overview

      3. Who Should Consider Investing in the Fund

      4. Annual Fund Operating Expenses

      5. Objective

      6. Strategy

      7. Principal Investments

      8. Investment Process

      9. Prior Performance (European Equity Fund only)

     10. Portfolio Managers

The Statement of Additional Information:

      1. Prior Performance of Similar European Equity Funds

      2. Additional Information About Buying Shares


         If you have any questions regarding this filing, please call me at
(410) 895-3776.

                                            Very truly yours,

                                            /s/ Daniel O. Hirsch

                                            Daniel O. Hirsch
                                            Secretary

Enclosures

                               BT INVESTMENT FUNDS


                                    EXHIBIT D
                                     TO THE
                      ADMINISTRATION AND SERVICES AGREEMENT
                           MADE AS OF OCTOBER 28, 1992
                                     BETWEEN
                  BT INVESTMENT FUNDS AND BANKERS TRUST COMPANY
                          AS REVISED: December 9, 1998


Cash Management Fund......................................................0.55%
Treasury Money Fund.......................................................0.55%
Tax Free Money Fund.......................................................0.55%
NY Tax Free Money Fund....................................................0.55%
International Equity Fund.................................................0.85%
Intermediate Tax Free Fund................................................0.40%
Capital Appreciation Fund.................................................0.65%
BT Investment Lifecycle Long Range Fund...................................0.65%
BT Investment Lifecycle Mid Range Fund....................................0.65%
BT Investment Lifecycle Short Range Fund..................................0.65%
Global High Yield Securities Fund.........................................0.95%
Latin American Equity Fund................................................0.95%
Small Cap Fund............................................................0.65%
Pacific Basin Equity Fund.................................................0.75%
Global Emerging Markets Equity Fund.......................................0.90%
International Small Company Equity Fund...................................0.90%
BT PreservationPlus Income Fund...........................................0.35%
Quantitative Equity Fund..................................................0.55%
European Equity Fund......................................................0.85%
Global Equity Fund........................................................0.85%

                               BT INVESTMENT FUNDS
                             DISTRIBUTION AGREEMENT


                                   APPENDIX A
                              AS OF AUGUST 11, 1998
                          AS REVISED: DECEMBER 9, 1998

  -------------------------------------------- ------------------ ------------
                                                                    SERVICE
  SERIES                                       DISTRIBUTION FEE       FEE
  -------------------------------------------- ------------------ ------------
  Capital Appreciation Fund                          None            None
  -------------------------------------------- ------------------ ------------
  BT Investment Lifecycle Short Range Fund           None            None
  -------------------------------------------- ------------------ ------------
  BT Investment Lifecycle Mid Range Fund             None            None
  -------------------------------------------- ------------------ ------------
  BT Investment Lifecycle Long Range Fund            None            None
  -------------------------------------------- ------------------ ------------
  Cash Management Fund                               None            None
  -------------------------------------------- ------------------ ------------
  Treasury Money Fund                                None            None
  -------------------------------------------- ------------------ ------------
  Tax Free Money Fund                                None            None
  -------------------------------------------- ------------------ ------------
  NY Tax Free Money Fund                             None            None
  -------------------------------------------- ------------------ ------------
  International Equity Fund                          None            None
  -------------------------------------------- ------------------ ------------
  Intermediate Tax Free Fund                         None            None
  -------------------------------------------- ------------------ ------------
  Global High Yield Securities Fund                  None            None
  -------------------------------------------- ------------------ ------------
  Latin American Equity Fund                         None            None
  -------------------------------------------- ------------------ ------------
  Small Cap Fund                                     None            None
  -------------------------------------------- ------------------ ------------
  Pacific Basin Equity Fund                          None            None
  -------------------------------------------- ------------------ ------------
  International Small Company Equity Fund            None            None
  -------------------------------------------- ------------------ ------------
  Global Emerging Markets Equity Fund                None            None
  -------------------------------------------- ------------------ ------------
  BT Enhanced Stable Value Fund                      None            .25%
  -------------------------------------------- ------------------ ------------
  Quantitative Equity Fund                           None            None
  -------------------------------------------- ------------------ ------------
  European Equity Fund                               None            None
  -------------------------------------------- ------------------ ------------
  Global Equity Fund                                 None            None
  -------------------------------------------- ------------------ ------------

                            Amendment #3 to Exhibit A

Exhibit A to Custodian Agreement dated as of July 1, 1996 between Bankers Trust Company and BT Investment Funds is hereby amended by adding the following to the List of Portfolios:


THE FOLLOWING IS A LIST OF PORTFOLIOS      THE FOLLOWING IS A LIST OF INVESTMENT
REFERRED TO IN THE FIRST WHEREAS           PORTFOLIOS REFERRED TO IN SECTION 28
CLAUSE OF THE AGREEMENT.                   OF THE AGREEMENT.


PreservationPlus Income Fund               PreservationPlus Income Portfolio



Dated as of June 10, 1998                         BT INVESTMENT FUNDS



                                                  By: /s/ Jay S. Newman
                                                      --------------------------
                                                  Name:  Jay S. Newman
                                                      --------------------------
                                                  Title:
                                                      --------------------------



                                                  BANKERS TRUST COMPANY



                                                  By: /s/ Brian W. Wixted
                                                      --------------------------
                                                  Name:  Brian W. Wixted
                                                      --------------------------
                                                  Title:    Principal
                                                      --------------------------

                            Amendment #4 to Exhibit A

Exhibit A to Custodian Agreement dated as of July 1, 1996 between Bankers Trust Company and BT Investment Funds is hereby amended by adding the following to the List of Portfolios:



THE FOLLOWING IS A LIST OF PORTFOLIOS   THE FOLLOWING IS A LIST OF INVESTMENT
REFERRED TO IN THE FIRST WHEREAS        PORTFOLIOS REFERRED TO IN SECTION 28
CLAUSE OF THE AGREEMENT.                OF THE AGREEMENT.


European Equity Fund                    European Equity Portfolio
Global Equity Fund                      Global Equity Portfolio
Quantitative Equity Fund

Dated as of December 9, 1998                   BT INVESTMENT FUNDS



                                               By:    /s/ Daniel O. Hirsch
                                                      --------------------------
                                               Name:  Daniel O. Hirsch
                                                      --------------------------
                                               Title:    Secretary



                                               BANKERS TRUST COMPANY



                                               By:    /s/ Brian W. Wixted
                                                      --------------------------
                                               Name:  Brian W. Wixted
                                                      --------------------------
                                               Title: Principal
                                                      --------------------------